As filed with the Securities and Exchange Commission on August 26, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices - Zip Code)
Registrant’s telephone number, including area code: (212) 476-8800

Joseph V. Amato Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.
Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Advisers Management Trust

International Equity Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2019

F0324 08/19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

International Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust International Equity Portfolio Class S posted a total return of 15.66% for the six months ended June 30, 2019, surpassing the 14.03% total return of its benchmark, the MSCI EAFE® Index (Net) (the Index). (Performance for all share classes is provided in the table immediately following this letter.)

International equity markets experienced strong gains this period, rebounding from challenges in 2018. Markets remained volatile, however, as political pressures continued—including Brexit and U.S. trade policy and its potential impacts on global growth. Investor sentiment rose on periodic breaks in trade tensions, and on the U.S. Federal Reserve Board's suggestion of a more accommodative stance given weaker economic data and low inflation.

Though headline risk continued, investors sought growth opportunities this period, and all sectors and individual markets within the Index closed in positive territory. Within the Index by sector, Information Technology, Materials and Industrials performed the best, while Utilities and Communication Services lagged. By country, Switzerland, New Zealand, and the Netherlands performed best in the Index, while Israel, Japan and Finland lagged.

The Fund's outperformance versus the Index was driven primarily by stock selection, with sector allocation a secondary advantage. By sector, Financials and Health Care holdings provided the largest relative advantage, and by country, it was holdings based in the Netherlands, Japan and Switzerland. Top absolute contributors included ASML, Techtronic and Sonova.

ASML, the Netherlands-based semiconductor equipment manufacturer, has seen strong growth, with the slowdown in memory orders offset by strong growth in other segments.

Techtronic, the Hong Kong-headquartered cordless power equipment producer, rebounded. The market had penalized the company heavily last year on tariff and raw material concerns, but management since clarified the limited impact of existing tariffs, and the business has performed well.

Sonova, the Swiss hearing aid specialist, continued to benefit from new product launches that are driving growth and profit margins higher, and from cost optimization programs.

The Fund underperformed the Index within Consumer Discretionary and Energy names, and by country, holdings based in Australia, France and Germany. Top absolute detractors included Samsonite, Baidu and Ambu.

Samsonite, the Hong Kong-based luggage manufacturer, sold off following the breakdown in trade talks between the U.S. and China as tariff increases on products made in China led the company to disclose that their retail partners were deferring orders. Weakness in Europe and the stronger U.S. dollar were additional headwinds.

Baidu, the Chinese Internet search leader, sold off due to uncertainty about Chinese economic growth given trade tensions. This uncertainty weighed on advertising revenues while expenses continued to increase due to investments in newer initiatives. We exited the position during the period.

Ambu, the Danish medical equipment maker, announced the surprise resignation of its CEO, promptly followed by a revision to longer-term guidance on product development issues and increasing competition. We exited the position during the period.

As 2019 has progressed, the combination of higher equity prices and negative earnings revisions has led to higher multiples. We remain committed to our "Quality at a Reasonable Price" discipline—focused on profitability and cash flows that are less well-recognized by the market, with a preference for what we believe are quality companies with strong balance sheets, secular growth opportunities, niche product offerings, solid recurring revenues, and/or strong management teams that have the potential to enhance shareholder value. Additionally, many of our businesses are multinationals, with geographically diversified revenues, limiting exposure to any single potentially 'at-risk' country.

We are comfortable paying a modest valuation premium (relative to the broader market) for companies we believe have these superior characteristics, and believe that a diversified and risk-managed portfolio of such names has the potential to outperform over the medium to longer-term.

Sincerely,

BENJAMIN SEGAL AND ELIAS COHEN
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

1

International Equity Portfolio

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2019
	Date	06/30/2019	1 Year	5 Years	10 Years	Life of Fund
Class S	04/29/2005	15.66%	–1.85%	2.78%	7.87%	4.60%
Class I2	01/30/2018	16.02%	–1.32%	2.93%	7.94%	4.65%
MSCI EAFE® Index (Net)[1,3]		14.03%	1.08%	2.25%	6.90%	4.84%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 1.49% and 1.73% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 1.01% and 1.51% after expense reimbursements and/or fee waivers for Class I and Class S shares, respectively. The expense ratios for the semi-annual period ended June 30, 2019, can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is April 29, 2005, the Fund's commencement of operations.

2  Performance shown prior to January 30, 2018, for Class I shares is that of Class S shares, which has higher expenses and correspondingly lower returns than Class I shares.

3  The MSCI EAFE® Index (Net) (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets excluding the United States and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks (except the withholding taxes noted above), and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC , an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2019 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period 1/1/19 – 6/30/19		Expense Ratio
Class I	$1,000.00	$1,160.20	$5.36	(a)	1.00%
Class S	$1,000.00	$1,156.60	$8.02	(a)	1.50%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.84	$5.01	(b)	1.00%
Class S	$1,000.00	$1,017.36	$7.50	(b)	1.50%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Legend International Equity Portfolio (Unaudited) June 30, 2019

Counterparties:

SSB = State Street Bank and Trust Company

5

Schedule of Investments International Equity Portfolio^ (Unaudited) June 30, 2019

NUMBER OF SHARES		VALUE
Common Stocks 98.1%
Australia 1.0%
127,708	Insurance Australia Group Ltd.	$740,570
Austria 1.4%
25,013	BAWAG Group AG	1,048,383	*(a)
Belgium 1.3%
15,456	KBC Group NV	1,013,024
Canada 3.6%
15,422	Alimentation Couche-Tard, Inc. Class B	970,507
16,645	Kinaxis, Inc.	1,038,064	*
24,259	Suncor Energy, Inc.	756,733
		2,765,304
China 1.8%
8,197	Alibaba Group Holding Ltd. ADR	1,388,982	*
Finland 0.7%
13,900	Huhtamaki OYJ	571,534
France 5.3%
4,163	Air Liquide SA	582,488
5,043	Arkema SA	468,959
7,300	Pernod-Ricard SA	1,345,150	(b)
30,644	SPIE SA	569,024
19,023	TOTAL SA	1,065,870
3,158	Valeo SA	102,701
		4,134,192
Germany 9.1%
18,412	Brenntag AG	906,751
4,799	Continental AG	699,690
23,079	CTS Eventim AG & Co. KGaA	1,073,869
2,730	Deutsche Boerse AG	386,173
12,286	Gerresheimer AG	904,584
46,533	Infineon Technologies AG	822,792
9,675	SAP SE ADR	1,323,540
13,302	Scout24 AG	706,673	(a)
6,041	Stabilus SA	280,264
		7,104,336
Hong Kong 4.6%
98,600	AIA Group Ltd.	1,063,411
458,900	HKBN Ltd.	827,133
216,800	Techtronic Industries Co. Ltd.	1,659,644
		3,550,188
NUMBER OF SHARES		VALUE
Ireland 2.6%
24,007	CRH PLC	$781,094
10,452	Kerry Group PLC Class A	1,247,922
		2,029,016
Israel 1.3%
8,933	Check Point Software Technologies Ltd.	1,032,744	*
Italy 0.7%
51,000	Nexi SpA	525,466	*(a)
Japan 15.7%
28,600	Bridgestone Corp.	1,125,272	(b)
9,800	Daikin Industries Ltd.	1,278,458
13,500	Hoya Corp.	1,033,520
353,600	Ichigo, Inc.	1,036,383	(b)
7,600	Kao Corp.	578,732	(b)
1,900	Keyence Corp.	1,165,394
7,100	Kose Corp.	1,189,974
20,200	Persol Holdings Co. Ltd.	474,203
81,800	Sanwa Holdings Corp.	878,583
16,500	Shionogi & Co. Ltd.	950,225
2,200	SMC Corp.	819,682
9,900	TechnoPro Holdings, Inc.	525,233
4,400	Terumo Corp.	131,002	(c)
16,000	Toyota Motor Corp.	992,515
		12,179,176
Luxembourg 1.0%
20,034	Befesa SA	797,323	(a)
Mexico 0.6%
124,158	Infraestructura Energetica Nova SAB de CV	488,578
Netherlands 8.2%
25,497	AerCap Holdings NV	1,326,099	*
11,092	ASML Holding NV	2,317,460
10,972	Heineken NV	1,224,421
32,364	Intertrust NV	668,676	(a)
8,813	NXP Semiconductors NV	860,237
		6,396,893
Norway 0.9%
83,094	Sbanken ASA	709,135	(a)
Portugal 1.0%
49,509	Galp Energia SGPS SA	761,413
Singapore 1.2%
49,900	DBS Group Holdings Ltd.	957,431

See Notes to Financial Statements

6

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Sweden 0.8%
27,506	Assa Abloy AB Class B	$621,733
Switzerland 13.5%
1,561	Alcon, Inc.	96,391	*
9,291	Cie Financiere Richemont SA	788,431
220	Givaudan SA	621,102
19,418	Julius Baer Group Ltd.	864,481	*
2,052	Lonza Group AG	692,408	*
7,795	Novartis AG	712,266
1,315	Partners Group Holding AG	1,033,195
3,501	Roche Holding AG	984,993
299	SGS SA	761,742
64,137	SIG Combibloc Group AG	737,162	*
5,546	Sonova Holding AG	1,260,093
4,674	Tecan Group AG	1,212,310
59,962	UBS Group AG	712,517	*
		10,477,091
United Kingdom 17.1%
6,558	Aon PLC	1,265,563
144,028	Biffa PLC	376,791	(a)
43,364	Bunzl PLC	1,143,806
80,330	Clinigen Group PLC	1,027,291
59,953	Compass Group PLC	1,436,710
9,927	DCC PLC	884,997
7,103	Electrocomponents PLC	57,081
18,158	Fevertree Drinks PLC	534,525
14,924	London Stock Exchange Group PLC	1,039,746
56,348	Prudential PLC	1,227,954
7,435	Reckitt Benckiser Group PLC	586,730
46,666	RELX PLC	1,131,636
165,824	Rentokil Initial PLC	837,088
NUMBER OF SHARES		VALUE
17,518	Spectris PLC	$640,268
69,084	St. James's Place PLC	963,310
32,126	Trainline PLC	168,151	*(a)
		13,321,647
United States 4.7%
4,618	Core Laboratories NV	241,429
16,576	Ferguson PLC	1,178,838	*
469,445	Samsonite International SA	1,076,905	*(a)
23,560	Sensata Technologies Holding PLC	1,154,440	*
		3,651,612
	Total Common Stocks (Cost $65,804,477)	76,265,771
Short-Term Investments 6.4%
Investment Companies 6.4%
1,143,076	State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(d)	1,143,076	(e)
3,802,085	State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(d)	3,802,085	(f)
	Total Short-Term Investments (Cost $4,945,161)	4,945,161
	Total Investments 104.5% (Cost $70,749,638)	81,210,932
	Liabilities Less Other Assets (4.5)%	(3,465,500)
	Net Assets 100.0%	$77,745,432

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at June 30, 2019 amounted to $6,077,503, which represents 7.8% of net assets of the Fund.

(b)  The security or a portion of this security is on loan at June 30, 2019. Total value of all such securities at June 30, 2019 amounted to $3,621,157 for the Fund.

(c)  All or a portion of this security was purchased on a delayed delivery basis.

(d)  Represents 7-day effective yield as of June 30, 2019.

(e)  All or a portion of this security is segregated in connection with obligations for delayed delivery securities with a total value of $1,143,076.

(f)  Represents investment of cash collateral received from securities lending.

See Notes to Financial Statements

7

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Capital Markets	$4,999,422	6.5%
Trading Companies & Distributors	4,555,494	5.9%
Insurance	4,297,498	5.5%
Semiconductors & Semiconductor Equipment	4,000,489	5.1%
Life Sciences Tools & Services	3,836,593	4.9%
Banks	3,727,973	4.8%
Professional Services	3,561,490	4.6%
Software	3,394,348	4.4%
Beverages	3,104,096	4.0%
Building Products	2,778,774	3.6%
Machinery	2,759,590	3.5%
Pharmaceuticals	2,647,484	3.4%
Oil, Gas & Consumable Fuels	2,584,016	3.3%
Commercial Services & Supplies	2,580,226	3.3%
Health Care Equipment & Supplies	2,521,006	3.2%
Auto Components	1,927,663	2.5%
Textiles, Apparel & Luxury Goods	1,865,336	2.4%
Electronic Equipment, Instruments & Components	1,862,743	2.4%
Personal Products	1,768,706	2.3%
Chemicals	1,672,549	2.2%
Internet & Direct Marketing Retail	1,557,133	2.0%
Hotels, Restaurants & Leisure	1,436,710	1.8%
Containers & Packaging	1,308,696	1.7%
Food Products	1,247,922	1.6%
Electrical Equipment	1,154,440	1.5%
Entertainment	1,073,869	1.4%
Real Estate Management & Development	1,036,383	1.3%
Automobiles	992,515	1.3%
Food & Staples Retailing	970,507	1.2%
Industrial Conglomerates	884,997	1.1%
Diversified Telecommunication Services	827,133	1.1%
Construction Materials	781,094	1.0%
Interactive Media & Services	706,673	0.9%
Household Products	586,730	0.8%
IT Services	525,466	0.7%
Gas Utilities	488,578	0.6%
Energy Equipment & Services	241,429	0.3%
Short-Term Investments and Other Liabilities—Net	1,479,661	1.9%
	$77,745,432	100.0%

See Notes to Financial Statements

8

Schedule of Investments International Equity Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$76,265,771	$—	$—	$76,265,771
Short-Term Investments	—	4,945,161	—	4,945,161
Total Investments	$76,265,771	$4,945,161	$—	$81,210,932

(a)  The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
June 30, 2019
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$81,210,932
Foreign currency(b)	25,129
Dividends and interest receivable	365,189
Receivable for securities sold	488,172
Receivable from Management—net (Note B)	4,489
Receivable for securities lending income (Note A)	1,579
Prepaid expenses and other assets	2,026
Total Assets	82,097,516
Liabilities
Payable to investment manager—net (Note B)	52,766
Payable for securities purchased	413,165
Payable for Fund shares redeemed	14,239
Payable to trustees	10,055
Payable for loaned securities collateral (Note A)	3,802,085
Accrued expenses and other payables	59,774
Total Liabilities	4,352,084
Net Assets	$77,745,432
Net Assets consist of:
Paid-in capital	$62,565,874
Total distributable earnings/(losses)	15,179,558
Net Assets	$77,745,432
Net Assets
Class I	$61,430,340
Class S	16,315,092
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,687,098
Class S	1,248,476
Net Asset Value, offering and redemption price per share
Class I	$13.11
Class S	13.07
†Securities on loan, at value:
Unaffiliated issuers	$3,621,157
*Cost of Investments:
(a) Unaffiliated Issuers	$70,749,638
(b) Total cost of foreign currency	$25,145

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

INTERNATIONAL EQUITY PORTFOLIO
For the Six Months Ended June 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,172,687
Interest and other income—unaffiliated issuers	21,278
Income from securities loaned—net	7,347
Foreign taxes withheld	(106,662)
Total income	$1,094,650
Expenses:
Investment management fees (Note B)	316,272
Administration fees (Note B):
Class I	87,716
Class S	23,909
Distribution fees (Note B):
Class S	19,924
Audit fees	22,390
Custodian and accounting fees	55,208
Insurance expense	1,278
Legal fees	11,853
Shareholder reports	6,679
Trustees' fees and expenses	21,486
Miscellaneous	11,624
Total expenses	578,339
Expenses reimbursed by Management (Note B)	(165,009)
Total net expenses	413,330
Net investment income/(loss)	$681,320
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	194,255
Settlement of foreign currency transactions	41,988
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	9,931,006
Foreign currency translations	2,317
Net gain/(loss) on investments	10,169,566
Net increase/(decrease) in net assets resulting from operations	$10,850,886

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$681,320	$636,084
Net realized gain/(loss) on investments	236,243	3,214,929
Change in net unrealized appreciation/(depreciation) of investments	9,933,323	(17,080,369)
Net increase/(decrease) in net assets resulting from operations	10,850,886	(13,229,356)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(307,358)
Class S	—	(28,901)
Total distributions to shareholders	—	(336,259)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	266,083	70,742,672
Class S	479,465	1,590,698
Proceeds from reinvestment of dividends and distributions:
Class I	—	307,358
Class S	—	28,901
Payments for shares redeemed:
Class I	(958,823)	(3,438,056)
Class S	(1,731,514)	(70,383,913)
Net increase/(decrease) from Fund share transactions	(1,944,789)	(1,152,340)
Net Increase/(Decrease) in Net Assets	8,906,097	(14,717,955)
Net Assets:
Beginning of period	68,839,335	83,557,290
End of period	$77,745,432	$68,839,335

See Notes to Financial Statements

12

Notes to Financial Statements International Equity Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of six separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust International Equity Portfolio (the "Fund") currently offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded

13

primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual

14

basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2019, was $180,024.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2019, the Fund did not have any unrecognized tax positions.

At June 30, 2019, the cost for all long security positions for U.S. federal income tax purposes was $70,830,603. Gross unrealized appreciation of long security positions and derivative instruments (if any) was $14,128,251 and gross unrealized depreciation of long security positions and derivative instruments (if any) was $3,747,932 resulting in net unrealized appreciation of $10,380,319 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2018, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$336,259	$534,863	$—	$—	$336,259	$534,863

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$619,159	$3,188,325	$521,188	$—	$—	$4,328,672

15

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales and mark-to-market adjustments on forwards.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent. For the six months ended June 30, 2019, the Fund received income under the securities lending arrangement of $7,347.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that

16

is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2019, the Fund had outstanding loans of securities to certain brokers, with a value of $3,621,157, for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 90 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)	$3,802,085	$—	$—	$—	$3,802,085

(a)  Amounts represent the payable for loaned securities collateral received.

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's securities lending assets and liabilities at fair value by type are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of June 30, 2019.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Securities Lending	$3,621,157	$—	$3,621,157
Total	$3,621,157	$—	$3,621,157

  Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)
SSB	$3,621,157	$—	$(3,621,157)	$—
Total	$3,621,157	$—	$(3,621,157)	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above.

(b)  Net Amount represents amounts subject to loss at June 30, 2019, in the event of a counterparty failure.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

17

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Accordingly, for the six months ended June 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the Sub-Administration Agreement.

Management has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2019, there was no repayment to Management under the Fund's contractual expense limitations.

At June 30, 2019, the Fund's contingent liabilities to Management under its contractual expense limitations were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2016	2017	2018	2019
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2019	2020	2021	2022
Class I	1.00%	12/31/22	$—	$—	$262,560 (b)	$145,354
Class S	1.50%	12/31/22	201,256	198,263	52,969	19,655

(a)  Expense limitation per annum of the Fund's average daily net assets.

(b)  Period from January 30, 2018 (Commencement of Operations) to December 31, 2018

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services

18

related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2019, there were purchase and sale transactions of long-term securities of $10,837,382 and $9,071,143, respectively.

During the six months ended June 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2019 and for the year ended December 31, 2018 was as follows:

For the Six Months Ended June 30, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	20,804	—	(76,536)	(55,732)
Class S	38,230	—	(138,692)	(100,462)

For the Year Ended December 31, 2018

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	4,979,341	25,255	(261,766)	4,742,830	(a)
Class S	121,165	2,373	(4,906,033)	(4,782,495)

(a)  Period from January 30, 2018 (Commencement of Operations) to December 31, 2018.

Note E—Line of Credit:

At June 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and

19

interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2019. During the period ended June 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

20

Financial Highlights

International Equity Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30, 2019 (Unaudited)		Period From January 30, 2018(a) to December 31, 2018
Net Asset Value, Beginning of Period	$11.30		$14.42
Income From Investment Operations:
Net Investment Income/(Loss)@	0.12		0.13
Net Gains or Losses on Securities (both realized and unrealized)	1.69		(3.18)
Total From Investment Operations	1.81		(3.05)
Less Distributions From:
Net Investment Income	—		(0.07)
Net Asset Value, End of Period	$13.11		$11.30
Total Return†	16.02	%*^	(21.20	)%*
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$61.4		$53.6
Ratio of Gross Expenses to Average Net Assets#	1.50	%**	1.49	%**
Ratio of Net Expenses to Average Net Assets	1.00	%**	1.01	%**
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.95	%**	1.12	%**
Portfolio Turnover Rate	13	%*	31	%^^*

See Notes to Financial Highlights

21

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$11.30		$13.63	$10.82	$11.15	$11.12	$11.54
Income From Investment Operations:
Net Investment Income/(Loss)@	0.09		0.02	0.05	0.08	0.07	0.10
Net Gains or Losses on Securities (both realized and unrealized)	1.68		(2.33)	2.84	(0.28)	0.10	(0.48)
Total From Investment Operations	1.77		(2.31)	2.89	(0.20)	0.17	(0.38)
Less Distributions From:
Net Investment Income	—		(0.02)	(0.08)	(0.07)	(0.11)	(0.04)
Net Realized Capital Gains	—		—	—	(0.06)	(0.03)	—
Total Distributions	—		(0.02)	(0.08)	(0.13)	(0.14)	(0.04)
Voluntary Contribution from Management	—		—	—	—	—	0.00
Net Asset Value, End of Period	$13.07		$11.30	$13.63	$10.82	$11.15	$11.12
Total Return†	15.66	%*^	(16.95)%	26.76%	(1.82)%	1.53%^	(3.27	)%µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$16.3		$15.2	$83.6	$74.8	$76.5	$77.3
Ratio of Gross Expenses to Average Net Assets#	1.75	%**	1.73%	1.74%	1.78%	1.73%	1.77%
Ratio of Net Expenses to Average Net Assets	1.50	%**	1.51%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.41	%**	0.13%	0.42%	0.76%	0.61%	0.90%
Portfolio Turnover Rate	13	%*	31%	23%	28%	27%	35%

See Notes to Financial Highlights

22

Notes to Financial Highlights International Equity Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

*  Not annualized.

^  Had the Fund not received the class action proceeds listed in Note A of the Notes to Financial Statements, total return based on per share NAV for the six months ended June 30, 2019 would have been 15.75% and 15.40% for Class I and Class S shares, respectively. The class action proceeds received in 2015 had no impact on the Fund's total return for the year ended December 31, 2015.

µ  The voluntary contribution received in 2014 had no impact on the Fund's total return for the year ended December 31, 2014.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

**  Annualized.

(a)  The date investment operations commenced.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2018 for Class I.

23

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q or N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

24

Neuberger Berman
Advisers Management Trust

Mid Cap Growth Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2019

B0736 08/19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Mid Cap Growth Portfolio Commentary

The Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class I generated a 26.23% total return for the six month period ended June 30, 2019, outperforming its benchmark, the Russell Midcap® Growth Index (the Index), which returned 26.08% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

The first half of 2019 remained a conducive environment for equities as the market continued to demonstrate its now trademark resiliency, with an assist from a newly dovish U.S. Federal Reserve Board, in the face of continued geopolitical induced volatility, late-cycle uncertainty and decelerating economic growth. While recent corporate results have begun to show signs of a potential broader slowdown in profits, we believed compelling growth could still be found across our investable universe as favorable secular trends combined with intriguing and potentially underappreciated catalysts continued to deliver strong top- and bottom-line results that exceeded the expectations of a market still willing to reward execution and positive differentiation.

During the period, the Fund remained focused on Information Technology (IT), Health Care, Industrials and Consumer Discretionary names. Those allocation decisions are generally reflective of the positive secular trends, intriguing catalysts and compelling underlying fundamentals that we believe we continue to identify in those sectors. With respect to performance, positive stock selection was the primary driver of our relative performance versus the Index for the period, highlighted by strong stock-specific results and outcomes within the IT Services, Biotechnology and Professional Services industry segments, which offset weakness resulting from stock-specific issues within the Consumer Finance, Entertainment and Specialty Retail industries. Drilling down to our holdings, CoStar Group was the top contributor to performance while Green Dot Corp. was the leading detractor. CoStar, a provider of information, analytics and marketing services to the commercial and consumer rental real estate industries in the United States and United Kingdom, continued to gain market share and exceed top- and bottom-line expectations, and the market rewarded the stock for their consistently strong execution. Green Dot, a financial services company focused on providing various consumer finance-related services, surprised the market by lowering their guidance due to increased reinvestment into building out their banking-as-a-service capabilities. That unexpected development, when combined with the headwinds that disrupted their previous quarter, led us to exit our position.

Looking ahead, we are cautiously optimistic that the balance of 2019 will remain a constructive environment for small- and mid-cap growth stocks, even if the overall pace of economic growth continues to moderately decelerate. We also believe that active management, a qualitative bottom-up approach and an emphasis on effectively balancing risk and reward will be key to navigating what, in our opinion, will likely be an increasingly discriminating market, as we seek to identify intriguing investment opportunities with management teams that we believe are capable of delivering on the promise of "new, unique and different."

Sincerely,

KENNETH J. TUREK
PORTFOLIO MANAGER

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

1

Mid Cap Growth Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	4.8%
Consumer Discretionary	13.1
Consumer Staples	2.0
Energy	0.8
Financials	4.1
Health Care	17.2
Industrials	18.5
Information Technology	30.8
Materials	1.7
Ulilities	0.9
Short-Term Investments	6.1
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2019
	Date	06/30/2019	1 Year	5 Years	10 Years	Life of Fund
Class I	11/03/1997	26.23%	10.81%	10.48%	14.79%	9.50%
Class S2	02/18/2003	26.13%	10.64%	10.16%	14.48%	9.28%
Russell Midcap® Growth Index[1,3]		26.08%	13.94%	11.10%	16.02%	8.71%
Russell Midcap® Index[1,3]		21.35%	7.83%	8.63%	15.16%	9.50%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 0.93% and 1.19% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.11% after expense reimbursements and/or fee waivers for Class S shares. The expense ratios for the semi-annual period ended June 30, 2019, can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is November 3, 1997, the inception date of the oldest share class.

2  Performance shown prior to February 18, 2003 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The Russell Midcap® Growth Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap growth segment of the U.S. equity market. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2019 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP GROWTH PORTFOLIO

Actual	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period 1/1/19 – 6/30/19		Expense Ratio
Class I	$1,000.00	$1,262.30	$5.22	(a)	0.93%
Class S	$1,000.00	$1,261.30	$6.17	(a)	1.10%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.18	$4.66	(b)	0.93%
Class S	$1,000.00	$1,019.34	$5.51	(b)	1.10%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Legend Mid Cap Growth Portfolio (Unaudited)

June 30, 2019

Counterparties:

SSB = State Street Bank and Trust Company

5

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) June 30, 2019

NUMBER OF SHARES		VALUE
Common Stocks 95.7%
Aerospace & Defense 3.1%
25,000	Axon Enterprise, Inc.	$1,605,250	*
50,000	HEICO Corp.	6,690,500
36,500	L3Harris Technologies, Inc.	6,903,245
		15,198,995
Auto Components 0.7%
40,000	Aptiv PLC	3,233,200
Banks 0.9%
20,000	SVB Financial Group	4,491,800	*
Biotechnology 4.0%
60,000	Array BioPharma, Inc.	2,779,800	*
52,500	BioMarin Pharmaceutical, Inc.	4,496,625	*
35,000	Exact Sciences Corp.	4,131,400	*
125,000	Exelixis, Inc.	2,671,250	*
40,000	Incyte Corp.	3,398,400	*
12,000	Sarepta Therapeutics, Inc.	1,823,400	*
		19,300,875
Building Products 0.5%
100,000	Resideo Technologies, Inc.	2,192,000	*
Capital Markets 2.5%
40,000	Cboe Global Markets, Inc.	4,145,200
10,000	MarketAxess Holdings, Inc.	3,214,200
57,500	Raymond James Financial, Inc.	4,861,625
		12,221,025
Commercial Services & Supplies 3.9%
33,000	Cintas Corp.	7,830,570
60,000	IAA, Inc.	2,326,800	*
60,000	KAR Auction Services, Inc.	1,500,000
75,750	Waste Connections, Inc.	7,240,185
		18,897,555
Communications Equipment 2.0%
57,500	Motorola Solutions, Inc.	9,586,975
Construction & Engineering 0.9%
80,000	MasTec, Inc.	4,122,400	*
Consumer Finance 0.4%
175,000	SLM Corp.	1,701,000
NUMBER OF SHARES		VALUE
Containers & Packaging 1.7%
65,000	Ball Corp.	$4,549,350
40,000	Packaging Corp. of America	3,812,800
		8,362,150
Diversified Consumer Services 3.1%
53,050	Bright Horizons Family Solutions, Inc.	8,003,654	*
52,500	Chegg, Inc.	2,025,975	*
110,000	Service Corp. International	5,145,800
		15,175,429
Electrical Equipment 1.4%
75,000	AMETEK, Inc.	6,813,000
Electronic Equipment, Instruments & Components 6.1%
71,000	Amphenol Corp. Class A	6,811,740
87,500	CDW Corp.	9,712,500
72,000	Keysight Technologies, Inc.	6,466,320	*
150,000	Trimble, Inc.	6,766,500	*
		29,757,060
Entertainment 2.4%
100,000	AMC Entertainment Holdings, Inc. Class A	933,000	(a)
60,000	Take-Two Interactive Software, Inc.	6,811,800	*
55,000	World Wrestling Entertainment, Inc. Class A	3,971,550
		11,716,350
Food & Staples Retailing 0.6%
115,000	BJ's Wholesale Club Holdings, Inc.	3,036,000	*
Food Products 0.6%
45,000	Lamb Weston Holdings, Inc.	2,851,200
Health Care Equipment & Supplies 6.2%
10,500	ABIOMED, Inc.	2,735,145	*
45,000	Hill-Rom Holdings, Inc.	4,707,900
19,000	IDEXX Laboratories, Inc.	5,231,270	*
50,000	Insulet Corp.	5,969,000	*(a)
15,000	Masimo Corp.	2,232,300	*
26,500	Penumbra, Inc.	4,240,000	*
15,000	Teleflex, Inc.	4,967,250
		30,082,865

See Notes to Financial Statements

6

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Health Care Providers & Services 1.2%
20,000	Encompass Health Corp.	$1,267,200
22,500	Guardant Health, Inc.	1,942,425	*(a)
9,500	WellCare Health Plans, Inc.	2,708,165	*
		5,917,790
Health Care Technology 2.3%
37,500	Teladoc Health, Inc.	2,490,375	*(a)
52,500	Veeva Systems, Inc. Class A	8,510,775	*
		11,001,150
Hotels, Restaurants & Leisure 3.6%
45,000	Eldorado Resorts, Inc.	2,073,150	*(a)
100,000	Norwegian Cruise Line Holdings Ltd.	5,363,000	*
31,500	Planet Fitness, Inc. Class A	2,281,860	*
125,000	Red Rock Resorts, Inc. Class A	2,685,000
22,500	Vail Resorts, Inc.	5,021,550
		17,424,560
Household Products 0.9%
57,500	Church & Dwight Co., Inc.	4,200,950
Independent Power and Renewable Electricity Producers 0.9%
191,500	Vistra Energy Corp.	4,335,560
Industrial Conglomerates 1.5%
19,500	Roper Technologies, Inc.	7,142,070
Insurance 0.4%
20,000	Assurant, Inc.	2,127,600
Interactive Media & Services 1.0%
22,500	IAC/InterActiveCorp	4,894,425	*
Internet & Direct Marketing Retail 0.5%
42,500	Etsy, Inc.	2,608,225	*
IT Services 8.3%
60,000	Fiserv, Inc.	5,469,600	*
50,000	Global Payments, Inc.	8,006,500
60,000	Okta, Inc.	7,410,600	*
92,500	Square, Inc. Class A	6,709,025	*
49,500	Total System Services, Inc.	6,349,365
47,500	Twilio, Inc. Class A	6,476,625	*
		40,421,715
Life Sciences Tools & Services 2.6%
24,500	Bio-Rad Laboratories, Inc. Class A	7,658,455	*
50,000	PRA Health Sciences, Inc.	4,957,500	*
		12,615,955
NUMBER OF SHARES		VALUE
Machinery 4.3%
61,872	Fortive Corp.	$5,043,805
44,000	IDEX Corp.	7,574,160
32,500	Stanley Black & Decker, Inc.	4,699,825
45,000	Xylem, Inc.	3,763,800
		21,081,590
Media 1.5%
200,000	Altice USA, Inc. Class A	4,870,000	*
22,500	Nexstar Media Group, Inc. Class A	2,272,500
		7,142,500
Oil, Gas & Consumable Fuels 0.8%
22,500	Cheniere Energy, Inc.	1,540,125	*
25,000	Concho Resources, Inc.	2,579,500
		4,119,625
Pharmaceuticals 1.2%
100,000	Aerie Pharmaceuticals, Inc.	2,955,000	*
55,000	Catalent, Inc.	2,981,550	*
		5,936,550
Professional Services 2.1%
18,500	CoStar Group, Inc.	10,250,110	*
Road & Rail 0.5%
15,000	Old Dominion Freight Line, Inc.	2,238,900
Semiconductors & Semiconductor Equipment 5.2%
265,000	Advanced Micro Devices, Inc.	8,048,050	*
37,500	KLA-Tencor Corp.	4,432,500
42,500	Monolithic Power Systems, Inc.	5,770,650
57,500	Xilinx, Inc.	6,780,400
		25,031,600
Software 9.8%
15,000	HubSpot, Inc.	2,557,800	*
50,000	New Relic, Inc.	4,325,500	*
20,000	Palo Alto Networks, Inc.	4,075,200	*
45,000	Proofpoint, Inc.	5,411,250	*
47,500	Q2 Holdings, Inc.	3,627,100	*
70,000	RingCentral, Inc. Class A	8,044,400	*
60,000	Splunk, Inc.	7,545,000	*
17,500	Trade Desk, Inc. Class A	3,986,150	*
15,000	Workday, Inc. Class A	3,083,700	*
27,500	Zendesk, Inc.	2,448,325	*
33,000	Zscaler, Inc.	2,529,120	*
		47,633,545

See Notes to Financial Statements

7

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Specialty Retail 5.1%
41,000	Burlington Stores, Inc.	$6,976,150	*
50,000	Five Below, Inc.	6,001,000	*
13,000	O'Reilly Automotive, Inc.	4,801,160	*
25,000	Ross Stores, Inc.	2,478,000
12,500	Ulta Beauty, Inc.	4,336,125	*
		24,592,435
Textiles, Apparel & Luxury Goods 0.3%
15,000	Columbia Sportswear Co.	1,502,400
Trading Companies & Distributors 0.7%
25,000	United Rentals, Inc.	3,315,750	*
	Total Common Stocks (Cost $336,799,286)	464,274,884
NUMBER OF SHARES		VALUE
Short-Term Investments 6.2%
Investment Companies 6.2%
19,579,678	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.31%(b)	$19,579,678
10,390,758	State Street Navigator Securities Lending Government Money Market Portfolio, 2.42%(b)	10,390,758	(c)
	Total Short-Term Investments (Cost $29,970,436)	29,970,436
	Total Investments 101.9% (Cost $366,769,722)	494,245,320
	Liabilities Less Other Assets (1.9)%	(9,200,682)
	Net Assets 100.0%	$485,044,638

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at June 30, 2019. Total value of all such securities at June 30, 2019 amounted to approximately $10,421,613 for the Fund (see Note A of the Notes to Financial Statements).

(b)  Represents 7-day effective yield as of June 30, 2019.

(c)  Represents investment of cash collateral received from securities lending.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$464,274,884	$—	$—	$464,274,884
Short-Term Investments	—	29,970,436	—	29,970,436
Total Investments	$464,274,884	$29,970,436	$—	$494,245,320

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP GROWTH PORTFOLIO
June 30, 2019
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$494,245,320
Dividends and interest receivable	205,066
Receivable for securities sold	5,205,122
Receivable for Fund shares sold	186,517
Receivable for securities lending income (Note A)	1,937
Prepaid expenses and other assets	18,838
Total Assets	499,862,800
Liabilities
Payable to investment manager—net (Note B)	210,987
Payable for securities purchased	3,368,506
Payable for Fund shares redeemed	555,815
Payable to administrator—net (Note B)	174,217
Payable to trustees	10,002
Payable for loaned securities collateral (Note A)	10,390,758
Accrued expenses and other payables	107,877
Total Liabilities	14,818,162
Net Assets	$485,044,638
Net Assets consist of:
Paid-in capital	$303,131,305
Total distributable earnings/(losses)	181,913,333
Net Assets	$485,044,638
Net Assets
Class I	$111,302,540
Class S	373,742,098
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	3,659,976
Class S	13,373,199
Net Asset Value, offering and redemption price per share
Class I	$30.41
Class S	27.95
†Securities on loan, at value:
Unaffiliated issuers	$10,421,613
*Cost of Investments:
(a) Unaffiliated Issuers	$366,769,722

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP GROWTH PORTFOLIO
For the Six Months Ended June 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,146,083
Interest and other income—unaffiliated issuers	247,028
Income from securities loaned—net	6,046
Foreign taxes withheld	(3,649)
Total income	$1,395,508
Expenses:
Investment management fees (Note B)	1,224,584
Administration fees (Note B):
Class I	158,325
Class S	523,728
Distribution fees (Note B):
Class S	436,440
Audit fees	22,965
Custodian and accounting fees	41,647
Insurance expense	6,772
Legal fees	79,143
Shareholder reports	10,254
Trustees' fees and expenses	21,645
Miscellaneous	21,227
Total expenses	2,546,730
Expenses reimbursed by Management (Note B)	(130,578)
Total net expenses	2,416,152
Net investment income/(loss)	$(1,020,644)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	20,464,863
Settlement of foreign currency transactions	(73)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	83,146,613
Net gain/(loss) on investments	103,611,403
Net increase/(decrease) in net assets resulting from operations	$102,590,759

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP GROWTH PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(1,020,644)	$(1,706,187)
Net realized gain/(loss) on investments	20,464,790	35,197,543
Change in net unrealized appreciation/(depreciation) of investments	83,146,613	(60,470,760)
Net increase/(decrease) in net assets resulting from operations	102,590,759	(26,979,404)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(7,760,956)
Class S	—	(26,693,645)
Total distributions to shareholders	—	(34,454,601)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	5,096,019	9,929,937
Class S	11,762,502	25,243,644
Proceeds from reinvestment of dividends and distributions:
Class I	—	7,760,956
Class S	—	26,693,645
Payments for shares redeemed:
Class I	(11,013,323)	(17,280,163)
Class S	(15,942,889)	(22,456,518)
Net increase/(decrease) from Fund share transactions	(10,097,691)	29,891,501
Net Increase/(Decrease) in Net Assets	92,493,068	(31,542,504)
Net Assets:
Beginning of period	392,551,570	424,094,074
End of period	$485,044,638	$392,551,570

See Notes to Financial Statements

11

Notes to Financial Statements Mid Cap Growth Portfolio
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of six separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") currently offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded

12

primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2019 was $33,300.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The

13

Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2019, the Fund did not have any unrecognized tax positions.

At June 30, 2019, the cost for all long security positions for U.S. federal income tax purposes was $366,700,503. Gross unrealized appreciation of long security positions and derivative instruments (if any) was $135,752,813 and gross unrealized depreciation of long security positions and derivative instruments (if any) was $8,207,996 resulting in net unrealized appreciation of $127,544,817 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2018, the Fund recorded the following permanent reclassification related to the write-off of net operating losses:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(1,706,218)	$1,706,218

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$5,444,501	$—	$29,010,100	$8,083,948	$34,454,601	$8,083,948

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$35,011,913	$44,310,661	$—	$—	$79,322,574

The temporary difference between book basis and tax basis distributable earnings is primarily due to: losses disallowed and recognized on wash sales and tax adjustments related to non-taxable distributions from corporate stock.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can

14

otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent. For the six months ended June 30, 2019, the Fund received income under the securities lending arrangement of $6,046.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2019, the Fund had outstanding loans of securities to certain brokers, with a value of $10,421,613, for which it received collateral as follows:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 90 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions(a)	$10,390,758	$—	$—	$—	$10,390,758

(a)  Amounts represent the payable for loaned securities collateral received.

15

The Fund is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions, if any, that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's securities lending assets and liabilities at fair value by type are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of June 30, 2019.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Securities Lending	$10,421,613	$—	$10,421,613
Total	$10,421,613	$—	$10,421,613

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)
SSB	$10,421,613	$—	$(10,390,758)	$30,855
Total	$10,421,613	$—	$(10,390,758)	$30,855

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above.

(b)  Net Amount represents amounts subject to loss at June 30, 2019, in the event of a counterparty failure.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement.

16

Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the Sub-Administration Agreement.

Management has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings include fees payable to Management for the Fund's Class S shares but exclude such fees payable for the Fund's Class I shares and exclude, for each class, interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2019, there was no repayment to Management under the Fund's contractual expense limitations.

At June 30, 2019, the Fund's contingent liabilities to Management under its contractual expense limitations were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2016	2017	2018	2019
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2019	2020	2021	2022
Class I	1.00%	12/31/22	$—	$—	$—	$—
Class S	1.10%	12/31/22	—	18,432	253,455	130,578

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

17

Note C—Securities Transactions:

During the six months ended June 30, 2019, there were purchase and sale transactions of long-term securities of $100,342,832 and $109,866,505, respectively.

During the six months ended June 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2019 and for the year ended December 31, 2018 was as follows:

For the Six Months Ended June 30, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	180,130	—	(386,144)	(206,014)
Class S	466,198	—	(602,616)	(136,418)

For the Year Ended December 31, 2018

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	349,509	287,763	(601,330)	35,942
Class S	965,788	1,075,923	(861,036)	1,180,675

Note E—Line of Credit:

At June 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2019. During the period ended June 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the

18

changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

19

Financial Highlights

Mid Cap Growth Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015		2014
	(Unaudited)
Net Asset Value, Beginning of Period	$24.09		$27.79	$22.61		$22.73	$24.50		$41.07
Income From Investment Operations:
Net Investment Income/(Loss)@	(0.04)		(0.07)	0.01		(0.08)	(0.14)		(0.19)
Net Gains or Losses on Securities (both realized and unrealized)	6.36		(1.48)	5.68		1.04	0.49		1.08
Total From Investment Operations	6.32		(1.55)	5.69		0.96	0.35		0.89
Less Distributions From:
Net Realized Capital Gains	—		(2.15)	(0.51)		(1.08)	(2.14)		(17.46)
Voluntary Contribution from Management	—		—	—		—	0.02		0.00
Net Asset Value, End of Period	$30.41		$24.09	$27.79		$22.61	$22.73		$24.50
Total Return†	26.23	%*^	(6.40)%^	25.29	%^‡	4.40%^	1.28	%^µ	7.58	%^µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$111.3		$93.2	$106.4		$85.8	$112.6		$69.6
Ratio of Gross Expenses to Average Net Assets#	0.93	%**	0.93%	0.94%		0.99%	0.98%		1.00%
Ratio of Net Expenses to Average Net Assets	0.93	%**	0.93%	0.65	%ß	0.99%	0.98%		1.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.32	)%**	(0.25)%	0.04	%ß	(0.35)%	(0.54)%		(0.53)%
Portfolio Turnover Rate	23	%*	50%	57%		54%	58	%ñ	64%

See Notes to Financial Highlights

20

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015		2014
	(Unaudited)
Net Asset Value, Beginning of Period	$22.16		$25.77	$21.12		$21.35	$23.20		$39.95
Income From Investment Operations:
Net Investment Income/(Loss)@	(0.06)		(0.11)	(0.12)		(0.12)	(0.19)		(0.27)
Net Gains or Losses on Securities (both realized and unrealized)	5.85		(1.35)	5.28		0.97	0.46		0.98
Total From Investment Operations	5.79		(1.46)	5.16		0.85	0.27		0.71
Less Distributions From:
Net Realized Capital Gains	—		(2.15)	(0.51)		(1.08)	(2.14)		(17.46)
Voluntary Contribution from Management	—		—	—		—	0.02		0.00
Net Asset Value, End of Period	$27.95		$22.16	$25.77		$21.12	$21.35		$23.20
Total Return†	26.13	%*^	(6.56)%^	24.56	%^‡	4.16%^	1.00	%^µ	7.31	%^µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$373.7		$299.4	$317.7		$244.4	$236.6		$149.3
Ratio of Gross Expenses to Average Net Assets	1.18	%**#	1.18%#	1.19	%#	1.24%	1.24%		1.25%
Ratio of Net Expenses to Average Net Assets	1.10	%**	1.10%	1.18	%ß	1.24%	1.24	%§	1.25	%§
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.49	)%**	(0.42)%	(0.52	)%ß	(0.59)%	(0.80)%		(0.78)%
Portfolio Turnover Rate	23	%*	50%	57%		54%	58	%ñ	64%

See Notes to Financial Highlights

21

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2019. The class action proceeds received in 2018, 2017, 2015 and 2014 had no impact on the Fund's total return for the years ended December 31, 2018, 2017, 2015, and 2014, respectively. Had the Fund not received class action proceeds in 2016, total return based on per share NAV for the year ended December 31, 2016 would have been:

Year Ended December 31, 2016
Class I	4.35%
Class S	4.11%

µ  Had the Fund not received a voluntary contribution, total return based on per share NAV for the year ended December 31, 2015 would have been 1.23% and 0.95% for Class I and Class S, respectively. The voluntary contribution received in 2014 had no impact on the Fund's total return for the year ended December 31, 2014.

*  Not annualized.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period. These amounts had no impact on Class S's total return for the year ended December 31, 2017. Had the Fund not received the custodian expenses refund, the total return based on per share NAV for the year ended December 31, 2017 for Class I would have been 24.93%.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017.

**  Annualized.

22

Notes to Financial Highlights Mid Cap Growth Portfolio (Unaudited) (cont'd)

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2015	2014
Class S	1.24%	1.25%

ñ  On November 6, 2015, the Fund acquired all of the net assets of Neuberger Berman Advisers Management Trust Balanced Portfolio ("Balanced"), Neuberger Berman Advisers Management Trust Growth Portfolio ("Growth") and Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio ("Small Cap Growth") in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases and sales of securities by Balanced, Growth and Small Cap Growth (acquired funds) prior to the merger date.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.94%	(0.29)%
Class S	1.18%	(0.53)%

23

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q or N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

24

Neuberger Berman
Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2019

C0244 08/19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Mid Cap Intrinsic Value Portfolio Commentary

For the six months ended June 30, 2019, the Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Class I posted a total return of 13.64%, underperforming its benchmark, the Russell Midcap® Value Index (the Index) which posted a total return of 18.02% for the same period. (Performance for all share classes is provided in the table immediately following this letter.)

Value investing has trailed growth investing for over ten years, as measured by the Russell Midcap® Growth and Midcap Value Indices. Our emphasis on out-of-favor contrarian investments selling at material discounts to our estimates of intrinsic value1 has been particularly hard hit. Valuation of the portfolio and individual stock positions appear attractive, in our view, on a discount to intrinsic value, price to earnings and a cash flow basis, albeit in an investment environment where cheap valuations are passed over. Rather, companies possessing growth and momentum factors are bid up indiscriminately, while traditional value characteristics such as cash flow generation are ignored. Additionally, companies that are already selling at deeply depressed valuation levels can be severely punished in the market when reporting disappointing news, such as, for example, missing short term quarterly earnings forecasts.

After starting the year off outperforming the Index in the first quarter where many of our holdings bounced back from overly depressed levels, the Fund underperformed during the second quarter due to some stock specific issues where the market punished any incremental negative news, regardless of valuation levels. The top performers during the period all reacted positively to better than expected earnings reports and in most cases continued their bounce back from overly depressed levels experienced at the end of 2018. Additionally, Johnson Controls completed the sale of its Power Solutions business and repurchased over $4 billion of its stock in a tender offer. On the negative side, Teradata missed earnings expectations; Chemours issued weak guidance for its TiO2 business and concerns about potential environmental liabilities resurfaced; Conduent also issued poor earnings guidance and the CEO unexpectedly resigned; Teva Pharmaceutical's stock was decimated by renewed focus on price fixing lawsuits and opioid litigation (we exited our position during the period); and TreeHouse Foods lowered guidance due to underperformance in the snack business.

While performance was mostly impacted by individual stock selection during the period, on a sector basis, our overweight to the Index in the Industrials sector helped relative performance, while our underweight in the interest rate sensitive Financials sector detracted from relative performance. Our overweight in the Energy sector also hurt relative performance as oil and gas prices came under pressure during the period.

During the period, we initiated three new positions and added to several companies that came under selling pressure, but where we believe the investment thesis is still intact. On the sell side, we eliminated three positions which approached our intrinsic value estimates, three where the investment thesis changed, and another where environmental related factors increased the financial risk of the company, in our opinion. In addition, three of our portfolio companies were acquired and we trimmed an additional two positions after they appreciated significantly.

The divergence between bond and equity markets continued during the second quarter. In the bond market, the 10-year U.S. Treasury yield dropped to around 2% and the yield curve inverted from time to time, which are suggestive of slowing or possibly declining economic growth ahead. Equity markets have historically underperformed after yield curve inversions. On the other hand, equity markets have approached new highs, and this performance suggests a soft landing for the economy, fueled by interest rate declines and accommodative monetary policy from the U.S. Federal Reserve Board (Fed). If the Fed is successful in reinvigorating the economy, we believe equity markets should respond positively. Such a backdrop can create excellent long-term value investing opportunities, as most investors are currently focusing their attention elsewhere. Finally, we believe investors should keep an eye on the 2020 U.S. presidential election, which is around the corner and has the potential to significantly impact equity markets.

Sincerely,

MICHAEL C. GREENE
PORTFOLIO MANAGER

1  Intrinsic value reflects the portfolio management team's analysis and estimates of a company's value. There is no guarantee that any intrinsic values will be realized; security prices may decrease regardless of intrinsic values.

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio manager. The opinions are as of the date of this report and are subject to change without notice.

1

Mid Cap Intrinsic Value Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	3.0%
Consumer Discretionary	16.1
Consumer Staples	6.1
Energy	9.1
Financials	13.2
Health Care	5.7
Industrials	22.5
Information Technology	15.6
Materials	3.2
Real Estate	1.0
Utilities	2.9
Short-Term Investments	1.6
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2019
	Date	06/30/2019	1 Year	5 Years	10 Years	Life of Fund
Class I	08/22/2001	13.64%	–5.41%	4.64%	13.07%	7.84%
Class S2	04/29/2005	13.54%	–5.61%	4.39%	12.83%	7.66%
Russell Midcap® Value Index[1,3]		18.02%	3.68%	6.72%	14.56%	9.56%
Russell Midcap® Index[1,3]		21.35%	7.83%	8.63%	15.16%	9.72%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/ or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/ or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 1.00% and 1.26% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The total annual operating expense ratio for Class S includes the class's repayment of expenses previously reimbursed and/or fees previously waived by Management. The expense ratios for the semi-annual period ended June 30, 2019, can be found in the Financial Highlights section of this report.

2

Endnotes

1  The date used to calculate Life of Fund performance for the index is August 22, 2001, the inception date of the oldest share class.

2  Performance shown prior to April 29, 2005 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The Russell Midcap® Value Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap value segment of the U.S. equity market. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth rates. The index is rebalanced annually in June. The Russell Midcap Index is a float-adjusted market capitalization-weighted index that measures the performance of the mid-cap segment of the U.S. equity market. It includes approximately 800 of the smallest securities in the Russell 1000® Index. The index is rebalanced annually in June. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC , an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2019 Neuberger Berman BD LLC, distributor. All rights reserved.

3

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MID CAP INTRINSIC VALUE PORTFOLIO

Actual	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period 1/1/19 – 6/30/19		Expense Ratio
Class I	$1,000.00	$1,136.40	$5.40	(a)	1.02%
Class S	$1,000.00	$1,135.40	$6.62	(a)	1.25%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,019.74	$5.11	(b)	1.02%
Class S	$1,000.00	$1,018.60	$6.26	(b)	1.25%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

4

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) June 30, 2019

NUMBER OF SHARES		VALUE
Common Stocks 97.2%
Aerospace & Defense 6.5%
27,550	General Dynamics Corp.	$5,009,141
29,900	Hexcel Corp.	2,418,312
25,400	Spirit AeroSystems Holdings, Inc. Class A	2,066,798
		9,494,251
Airlines 2.2%
44,500	American Airlines Group, Inc.	1,451,145
93,100	JetBlue Airways Corp.	1,721,419	*
		3,172,564
Auto Components 1.1%
20,900	Aptiv PLC	1,689,347
Banks 8.8%
94,300	BankUnited, Inc.	3,181,682
56,800	BB&T Corp.	2,790,584
52,700	Comerica, Inc.	3,828,128
175,900	KeyCorp	3,122,225
		12,922,619
Beverages 2.1%
53,800	Molson Coors Brewing Co. Class B	3,012,800
Biotechnology 2.3%
26,200	Alexion Pharmaceuticals, Inc.	3,431,676	*
Building Products 3.4%
121,510	Johnson Controls International PLC	5,019,578
Capital Markets 1.2%
32,300	State Street Corp.	1,810,738
Chemicals 3.1%
34,400	Ashland Global Holdings, Inc.	2,750,968
78,200	Chemours Co.	1,876,800
		4,627,768
Commercial Services & Supplies 4.3%
243,000	Covanta Holding Corp.	4,352,130
31,900	IAA, Inc.	1,237,082	*
31,900	KAR Auction Services, Inc.	797,500
		6,386,712
NUMBER OF SHARES		VALUE
Communications Equipment 1.4%
50,300	Ciena Corp.	$2,068,839	*
Construction & Engineering 1.9%
21,700	Valmont Industries, Inc.	2,751,777
Electric Utilities 1.8%
43,800	Evergy, Inc.	2,634,570
Electronic Equipment, Instruments & Components 2.7%
62,700	Itron, Inc.	3,923,139	*
Entertainment 2.0%
38,150	Lions Gate Entertainment Corp. Class A	467,338
216,150	Lions Gate Entertainment Corp. Class B	2,509,501
		2,976,839
Equity Real Estate Investment Trusts 1.0%
69,300	CoreCivic, Inc.	1,438,668
Food Products 4.0%
133,300	Hain Celestial Group, Inc.	2,919,270	*
54,000	TreeHouse Foods, Inc.	2,921,400	*
		5,840,670
Health Care Equipment & Supplies 2.7%
33,700	Zimmer Biomet Holdings, Inc.	3,967,838
Health Care Providers & Services 0.6%
6,400	Molina Healthcare, Inc.	916,096	*
Hotels, Restaurants & Leisure 7.7%
234,400	International Game Technology PLC	3,040,168
116,600	MGM Resorts International	3,331,262
97,000	Wyndham Destinations, Inc.	4,258,300
12,700	Wyndham Hotels & Resorts, Inc.	707,898
		11,337,628
Independent Power and Renewable Electricity Producers 1.0%
91,200	AES Corp.	1,528,512
IT Services 2.2%
26,600	Amdocs Ltd.	1,651,594
165,900	Conduent, Inc.	1,590,981	*
		3,242,575

See Notes to Financial Statements

5

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Media 0.9%
62,900	MSG Networks, Inc. Class A	$1,304,546	*
Mortgage Real Estate Investment Trusts 3.1%
197,300	Starwood Property Trust, Inc.	4,482,656
Oil, Gas & Consumable Fuels 9.0%
148,400	Cabot Oil & Gas Corp.	3,407,264
105,300	Devon Energy Corp.	3,003,156
49,600	ONEOK, Inc.	3,412,976
118,700	Williams Cos., Inc.	3,328,348
		13,151,744
Semiconductors & Semiconductor Equipment 3.4%
27,800	Entegris, Inc.	1,037,496
106,800	ON Semiconductor Corp.	2,158,428	*
23,200	Skyworks Solutions, Inc.	1,792,664
		4,988,588
Software 4.1%
222,500	Nuance Communications, Inc.	3,553,325	*
67,100	Teradata Corp.	2,405,535	*
		5,958,860
Specialty Retail 7.0%
26,300	Best Buy Co., Inc.	1,833,899
362,500	Chico's FAS, Inc.	1,221,625
28,300	Children's Place, Inc.	2,699,254
626,000	Party City Holdco, Inc.	4,588,580	*
		10,343,358
NUMBER OF SHARES		VALUE
Technology Hardware, Storage & Peripherals 1.7%
52,421	Western Digital Corp.	$2,492,619
Trading Companies & Distributors 4.0%
112,400	AerCap Holdings NV	5,845,924	*
	Total Common Stocks (Cost $126,572,213)	142,763,499
Short-Term Investments 1.6%
Investment Companies 1.6%
2,372,401	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.31%(a) (Cost $2,372,401)	2,372,401
	Total Investments 98.8% (Cost $128,944,614)	145,135,900
	Other Assets Less Liabilities 1.2%	1,764,334
	Net Assets 100.0%	$146,900,234

*  Non-income producing security.

(a)  Represents 7-day effective yield as of June 30, 2019.

See Notes to Financial Statements

6

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$142,763,499	$—	$—	$142,763,499
Short-Term Investments	—	2,372,401	—	2,372,401
Total Investments	$142,763,499	$2,372,401	$—	$145,135,900

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

7

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
June 30, 2019
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$145,135,900
Dividends and interest receivable	369,950
Receivable for securities sold	1,814,229
Receivable for Fund shares sold	2,365
Prepaid expenses and other assets	3,935
Total Assets	147,326,379
Liabilities
Payable to investment manager—net (Note B)	64,744
Payable for securities purchased	184,237
Payable for Fund shares redeemed	59,062
Payable to administrator—net (Note B)	43,367
Payable to trustees	10,045
Accrued expenses and other payables	64,690
Total Liabilities	426,145
Net Assets	$146,900,234
Net Assets consist of:
Paid-in capital	$112,490,042
Total distributable earnings/(losses)	34,410,192
Net Assets	$146,900,234
Net Assets
Class I	$102,265,275
Class S	44,634,959
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,735,016
Class S	2,190,620
Net Asset Value, offering and redemption price per share
Class I	$17.83
Class S	20.38
*Cost of Investments:
(a) Unaffiliated issuers	$128,944,614

See Notes to Financial Statements

8

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

MID CAP INTRINSIC VALUE PORTFOLIO
For the Six Months Ended June 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,629,216
Interest and other income—unaffiliated issuers	57,871
Total income	$1,687,087
Expenses:
Investment management fees (Note B)	412,676
Administration fees (Note B):
Class I	155,042
Class S	70,054
Distribution fees (Note B):
Class S 58,378 Audit fees	22,390
Custodian and accounting fees	31,997
Insurance expense	2,628
Legal fees	26,997
Shareholder reports	10,350
Trustees' fees and expenses	21,521
Miscellaneous	9,966
Total expenses	821,999
Expenses reimbursed by Management (Note B)	(3,272)
Total net expenses	818,727
Net investment income/(loss)	$868,360
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(174,899)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	18,323,457
Net gain/(loss) on investments	18,148,558
Net increase/(decrease) in net assets resulting from operations	$19,016,918

See Notes to Financial Statements

9

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	MID CAP INTRINSIC VALUE PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$868,360	$1,145,072
Net realized gain/(loss) on investments	(174,899)	15,735,983
Change in net unrealized appreciation/(depreciation) of investments	18,323,457	(41,468,712)
Net increase/(decrease) in net assets resulting from operations	19,016,918	(24,587,657)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(6,028,412)
Class S	—	(2,312,045)
Total distributions to shareholders	—	(8,340,457)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	7,480,086	15,254,021
Class S	1,162,211	5,994,307
Proceeds from reinvestment of dividends and distributions:
Class I	—	6,028,412
Class S	—	2,312,045
Payments for shares redeemed:
Class I	(11,993,341)	(23,823,565)
Class S	(7,348,110)	(12,617,474)
Net increase/(decrease) from Fund share transactions	(10,699,154)	(6,852,254)
Net Increase/(Decrease) in Net Assets	8,317,764	(39,780,368)
Net Assets:
Beginning of period	138,582,470	178,362,838
End of period	$146,900,234	$138,582,470

See Notes to Financial Statements

10

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of six separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") currently offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded

11

primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2019 was $549.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund

12

recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2019, the Fund did not have any unrecognized tax positions.

At June 30, 2019, the cost for all long security positions for U.S. federal income tax purposes was $128,242,017. Gross unrealized appreciation of long security positions and derivative instruments (if any) was $27,556,474 and gross unrealized depreciation of long security positions and derivative instruments (if any) was $10,662,591 resulting in net unrealized appreciation of $16,893,883 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2018 there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$886,885	$1,252,160	$7,453,572	$—	$8,340,457	$1,252,160

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$3,127,819	$14,006,638	$(1,741,183)	$—	$—	$15,393,274

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales and tax adjustments related to non-taxable distributions from corporate stock.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At June 30, 2019, the Fund estimated these amounts for the period January 1, 2019 to June 30, 2019 within the financial statements because the 2019 information is not available from the REITs until after the Fund's fiscal year-end. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. For the year ended December 31, 2018, the character of distributions, if any, paid to shareholders disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital,

13

but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often re-characterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099-DIV.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of

14

cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2019, the Fund did not participate in securities lending.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the Sub-Administration Agreement.

Management has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2019, there was no repayment to Management under the Fund's contractual expense limitations.

15

At June 30, 2019, the Fund's contingent liabilities to Management under its contractual expense limitations were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2016	2017	2018	2019
			Subject to Repayment Until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2019	2020	2021	2022
Class I	1.50%	12/31/22	$—	$—	$—	$—
Class S	1.25%	12/31/22	23,969	—	—	3,272

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2019, there were purchase and sale transactions of long-term securities of $13,374,406 and $16,213,162, respectively.

During the six months ended June 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2019 and for the year ended December 31, 2018 was as follows:

	For the Six Months Ended June 30, 2019				For the Year Ended December 31, 2018
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	427,519	—	(669,574)	(242,055)	787,209	330,868	(1,225,662)	(107,585)
Class S	57,153	—	(360,899)	(303,746)	291,838	110,889	(575,057)	(172,330)

16

Note E—Line of Credit:

At June 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2019. During the period ended June 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

17

Financial Highlights

Mid Cap Intrinsic Value Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$15.69		$19.58	$16.91		$15.85	$17.87	$16.38
Income From Investment Operations:
Net Investment Income/(Loss)@	0.11		0.15	0.14		0.18	0.07	0.20
Net Gains or Losses on Securities (both realized and unrealized)	2.03		(3.00)	2.69		2.27	(1.53)	1.98
Total From Investment Operations	2.14		(2.85)	2.83		2.45	(1.46)	2.18
Less Distributions From:
Net Investment Income	—		(0.13)	(0.16)		(0.11)	(0.14)	(0.19)
Net Realized Capital Gains	—		(0.91)	—		(1.28)	(0.42)	(0.50)
Total Distributions	—		(1.04)	(0.16)		(1.39)	(0.56)	(0.69)
Voluntary Contribution from Management	—		—	—		—	—	0.00
Net Asset Value, End of Period	$17.83		$15.69	$19.58		$16.91	$15.85	$17.87
Total Return†	13.64	%^*	(15.28)%^	16.74	%^‡	16.17%^	(8.34)%^	13.84	%µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$102.3		$93.8	$119.1		$104.7	$90.7	$92.4
Ratio of Gross Expenses to Average Net Assets#	1.02	%**	1.00%	0.99%		1.05%	1.03%	1.02%
Ratio of Net Expenses to Average Net Assets	1.02	%**	1.00%	0.97	%ß	1.05%	1.03%	1.02%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.23	%**	0.76%	0.79	%ß	1.12%	0.42%	1.20%
Portfolio Turnover Rate	9	%*	34%	35%		36%	41%	30%

See Notes to Financial Highlights

18

Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$17.95		$22.22	$19.19		$17.78	$19.95	$18.20
Income From Investment Operations:
Net Investment Income/(Loss)@	0.10		0.11	0.10		0.17	0.04	0.18
Net Gains or Losses on Securities (both realized and unrealized)	2.33		(3.41)	3.03		2.57	(1.72)	2.21
Total From Investment Operations	2.43		(3.30)	3.13		2.74	(1.68)	2.39
Less Distributions From:
Net Investment Income	—		(0.06)	(0.10)		(0.05)	(0.07)	(0.14)
Net Realized Capital Gains	—		(0.91)	—		(1.28)	(0.42)	(0.50)
Total Distributions	—		(0.97)	(0.10)		(1.33)	(0.49)	(0.64)
Voluntary Contribution from Management	—		—	—		—	—	0.00
Net Asset Value, End of Period	$20.38		$17.95	$22.22		$19.19	$17.78	$19.95
Total Return†	13.54	%^*	(15.48)%^	16.35	%^‡	15.98%^	(8.52)%^	13.56	%µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$44.6		$44.8	$59.3		$56.9	$55.6	$62.9
Ratio of Gross Expenses to Average Net Assets#	1.27	%**	1.25%	1.25%		1.30%	1.28%	1.27%
Ratio of Net Expenses to Average Net Assets	1.25	%**	1.25%§	1.25	%ß§	1.25%	1.25%	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.99	%**	0.49%	0.49	%ß	0.91%	0.18%	0.97%
Portfolio Turnover Rate	9	%*	34%	35%		36%	41%	30%

See Notes to Financial Highlights

19

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period. These amounts had no impact on the Fund's total return for the year ended December 31, 2017.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2019. The class action proceeds received in 2018, 2017, 2016 and 2015 had no impact on the Fund's total return for the years ended December 31, 2018, 2017, 2016 and 2015, respectively.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

µ  The voluntary contribution received in 2014 had no impact on the Fund's total return for the year ended December 31, 2014.

*  Not annualized.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

**  Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.99%	0.77%
Class S	1.25%	0.48%

20

Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio (Unaudited) (cont'd)

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31, 2018	Year Ended December 31, 2017
Class S	1.25%	1.24%

21

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q or N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

22

Neuberger Berman
Advisers Management Trust

Short Duration Bond Portfolio

I Class Shares

Semi-Annual Report

June 30, 2019

B0374 08/19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Short Duration Bond Portfolio Commentary

The Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio Class I posted a 2.50% total return for the six months ended June 30, 2019, underperforming its benchmark, the Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (the Index), which returned 2.71% for the same period.

Both short- and long-term U.S. Treasury yields declined during the reporting period. Signs of slowing growth, modest inflation and several flights to quality contributed to falling yields. Another significant factor was the "dovish pivot" by the U.S. Federal Reserve Board (Fed). After raising rates four times in 2018, in early 2019 the Fed announced it would pause from additional rate increases. After its June 2019 meeting, Fed Chair Jerome Powell said, "The case for somewhat more accommodative policy has strengthened" and the market priced in several rate cuts by the end of the year. Against this backdrop, the spread sectors (non-U.S. Treasury securities) generated positive results during the period.

The primary detractor from the Fund's performance during the reporting period was its duration positioning. When the period began, its duration was neutral relative to the Index. During the first quarter of 2019, we tactically reduced the Fund's duration as we felt the market was overly aggressive in terms of pricing in Fed rate cuts. This detracted from results as rates continued to decline given signs of moderating growth, trade uncertainties, modest inflation and indications that the Fed may reduce rates sooner rather than later. On the upside, the Fund's overweight to investment-grade corporate bonds and an out-of-benchmark allocation to commercial mortgage-backed securities (CMBS) contributed to performance. In both cases, their spreads narrowed and they outperformed the Index.

The Fund's use of Treasury futures contributed positively to performance.

The Fund maintained an overweight to the spread sectors and an underweight to Treasuries and agency debt during the reporting period. However, several modest adjustments were made to the Fund. We actively participated in the primary and secondary investment-grade bond markets, purchasing securities we found to be attractively valued. Meanwhile, we sold certain securities that we felt were fully priced.

Entering the third quarter, fixed income market prices have adjusted across two key dimensions. First, the U.S. bond market has moved from pricing a Fed tightening cycle to a significant Fed easing cycle, and interest rates on government bonds in Europe have moved into more extreme negative yield territory. Second, credit markets have repriced to wider spreads with underperformance of cyclical sectors, suggesting investors are positioning for an increasingly negative macroeconomic environment. Are these market changes reflective of changing facts that investors should embrace? Or are these price changes reflecting overblown fears of a global slowdown or recession? In our opinion, it's a bit of both. We do believe the Fed and European Central Bank have shifted toward easing biases, yet it's largely due to how they want to respond to low inflation rather than significant fears about the growth outlook. We also believe that a global economic soft landing is more likely than negative scenarios. Across the U.S., Europe and Asia, consumption rates in the major global economies are stable, despite weakness in production and trade sectors. Ultimately, in our view structural shifts in many major economies toward services-oriented consumption make them less prone to recession and hard landings over the next 12 months.

Sincerely,

THOMAS SONTAG, MICHAEL FOSTER AND MATTHEW MCGINNIS
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Short Duration Bond Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	16.0%
Corporate Bonds	52.6
Mortgage-Backed Securities	25.0
U.S. Treasury Obligations	2.5
Short-Term Investments	5.8
Liabilities Less Other Assets	(1.9)*
Total	100.0%

*  Percentage includes appreciation/depreciation from derivatives, if any.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2019
	Date	06/30/2019	1 Year	5 Years	10 Years	Life of Fund
Class I	09/10/1984	2.50%	3.65%	1.17%	2.47%	4.67%
Bloomberg Barclays 1-3 Year U.S. Government/ Credit Bond Index[1,2]		2.71%	4.27%	1.46%	1.59%	5.25%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/ or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended June 30, 2019, the 30-day SEC yield was 1.56% for Class I shares.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2018 was 0.88% for Class I shares (before expense reimbursements and/or fee waivers, if any). The expense ratios for the semi-annual period ended June 30, 2019, can be found in the Financial Highlights section of this report.

Endnotes

1  The date used to calculate Life of Fund performance for the index is September 10, 1984, the Fund's commencement of operations.

2  The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Bloomberg Barclays U.S. Government/Credit Index. The Bloomberg Barclays U.S. Government/Credit Index is the non-securitized component of the Bloomberg Barclays U.S. Aggregate Bond Index and includes Treasuries and government-related (agency, sovereign, supranational, and local authority debt) and corporate securities. Please note that the indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2019 Neuberger Berman BD LLC, distributor. All rights reserved.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SHORT DURATION BOND PORTFOLIO

Actual	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period 1/1/19 – 6/30/19
Class I	$1,000.00	$1,025.00	$4.47	(a)
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.38	$4.46	(b)

(a)  Expenses are equal to the annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratio of 0.89%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

Legend Short Duration Bond Portfolio (Unaudited)
June 30, 2019

Benchmarks:

LIBOR = London Interbank Offered Rate

Currency Abbreviations:

USD = United States Dollar

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) June 30, 2019

PRINCIPAL AMOUNT		VALUE
U.S. Treasury Obligations 2.5%
$2,825,000	U.S. Treasury Note, 2.13%, due 5/15/2022 (Cost $2,856,008)	$2,855,787
Mortgage-Backed Securities 25.0%
Adjustable Mixed Balance 0.1%
183,812	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1 month USD LIBOR + 1.13%), 3.57%, due 6/19/2034	181,069	(a)
Commercial Mortgage-Backed 18.8%
721,844	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/2050	717,583
	CD Mortgage Trust
494,441	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	492,595
2,134,400	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/2050	2,127,534
	Citigroup Commercial Mortgage Trust
973,538	Ser. 2012-GC8, Class AAB, 2.61%, due 9/10/2045	977,930
1,182,402	Ser. 2016-P6, Class A1, 1.88%, due 12/10/2049	1,175,374
1,422,390	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	1,446,777
	Commercial Mortgage Pass-Through Certificates
393,974	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/2048	392,304
571,617	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/2049	568,787
103,219	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/2050	103,117
1,121,514	CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	1,119,035
918,623	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	909,682
	GS Mortgage Securities Trust
915,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	933,980	(b)
302,757	Ser. 2015-GS1, Class A1, 1.94%, due 11/10/2048	301,604
1,536,425	JPMBB Commercial Mortgage Securities Trust, Ser. 2013-C12, Class ASB, 3.16%, due 7/15/2045	1,554,160
586,095	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/2050	583,053	(b)
	Morgan Stanley Bank of America Merrill Lynch Trust
619,471	Ser. 2016-C28, Class A1, 1.53%, due 1/15/2049	615,156
1,056,036	Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	1,051,956
694,027	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	686,892
235,137	UBS Commercial Mortgage Trust, Ser. 2017-C1, Class A1, 1.89%, due 6/15/2050	233,848
	Wells Fargo Commercial Mortgage Trust
312,157	Ser. 2015-P2, Class A1, 1.97%, due 12/15/2048	311,097
1,039,929	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	1,029,964
2,233,094	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	2,272,158
843,902	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/2059	839,371
689,690	Ser. 2016-C32, Class A1, 1.58%, due 1/15/2059	685,371
		21,129,328
Fannie Mae 3.6%
	Pass-Through Certificates
620,590	3.50%, due 10/1/2025	640,533
1,493,696	3.00%, due 9/1/2027	1,525,123
1,727,810	4.50%, due 5/1/2041 – 5/1/2044	1,850,404
		4,016,060

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Freddie Mac 2.5%
	Pass-Through Certificates
$731,068	3.50%, due 5/1/2026	$754,940
1,029,740	3.00%, due 1/1/2027	1,054,169
907,432	4.50%, due 11/1/2039	975,177
		2,784,286
	Total Mortgage-Backed Securities (Cost $28,156,832)	28,110,743
Corporate Bonds 52.6%
Aerospace & Defense 0.6%
615,000	United Technologies Corp., 3.35%, due 8/16/2021	628,504
Auto Manufacturers 4.3%
885,000	Daimler Finance N.A. LLC, 1.50%, due 7/5/2019	884,903	(b)
1,190,000	Harley-Davidson Financial Services, Inc., (3 month USD LIBOR + 0.50%), 3.02%, due 5/21/2020	1,191,073	(a)(b)
2,750,000	Volkswagen Group of America Finance LLC, (3 month USD LIBOR + 0.77%), 3.31%, due 11/13/2020	2,761,223	(a)(b)
		4,837,199
Banks 18.1%
2,335,000	Bank of America Corp., 5.63%, due 7/1/2020	2,410,482
2,565,000	Citibank N.A., 3.17%, due 2/19/2022	2,597,337	(c)
2,750,000	Goldman Sachs Group, Inc., 5.25%, due 7/27/2021	2,904,372
1,250,000	HSBC Holdings PLC, (3 month USD LIBOR + 0.60%), 3.12%, due 5/18/2021	1,250,988	(a)
2,135,000	JPMorgan Chase & Co., 4.40%, due 7/22/2020	2,182,266
2,500,000	Morgan Stanley, 5.75%, due 1/25/2021	2,625,248
1,770,000	National Australia Bank Ltd., 3.70%, due 11/4/2021	1,825,736
1,995,000	Santander UK PLC, 2.50%, due 1/5/2021	1,995,932
1,295,000	Sumitomo Mitsui Banking Corp., 2.51%, due 1/17/2020	1,295,920
1,300,000	Wells Fargo Bank N.A., 3.33%, due 7/23/2021	1,312,226	(c)
		20,400,507
Beverages 1.1%
1,245,000	Anheuser-Busch InBev Worldwide, Inc., 4.38%, due 2/15/2021	1,282,098
Commercial Services 2.0%
2,210,000	ERAC USA Finance LLC, 5.25%, due 10/1/2020	2,284,729	(b)
Computers 2.3%
2,500,000	IBM Corp., 2.85%, due 5/13/2022	2,540,432
Diversified Financial Services 1.7%
850,000	AIG Global Funding, 2.15%, due 7/2/2020	847,531	(b)
1,125,000	Capital One Financial Corp., 2.50%, due 5/12/2020	1,126,120
		1,973,651

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
Electric 4.0%
$500,000	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/2019	$499,288
720,000	DTE Energy Co., Ser. B, 2.60%, due 6/15/2022	723,010
1,340,000	Pennsylvania Electric Co., 5.20%, due 4/1/2020	1,363,414
	Sempra Energy
1,315,000	(3 month USD LIBOR + 0.25%), 2.85%, due 7/15/2019	1,315,031	(a)
635,000	2.40%, due 2/1/2020	634,804
		4,535,547
Machinery-Diversified 2.2%
2,425,000	John Deere Capital Corp., 2.30%, due 6/7/2021	2,430,983
Media 3.0%
920,000	Comcast Corp., (3 month USD LIBOR + 0.44%), 2.76%, due 10/1/2021	923,597	(a)
740,000	Discovery Communications LLC, 2.20%, due 9/20/2019	738,957
1,660,000	Fox Corp., 3.67%, due 1/25/2022	1,714,974	(b)
		3,377,528
Oil & Gas 1.1%
1,180,000	BP Capital Markets PLC, 3.56%, due 11/1/2021	1,217,547
Pharmaceuticals 5.3%
1,520,000	Bristol-Myers Squibb Co., 2.60%, due 5/16/2022	1,541,886	(b)
1,290,000	CVS Health Corp., 2.80%, due 7/20/2020	1,293,230
2,095,000	Halfmoon Parent, Inc., 3.20%, due 9/17/2020	2,113,839	(b)
1,080,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/2019	1,078,326
		6,027,281
Pipelines 1.8%
1,525,000	Enterprise Products Operating LLC, 2.55%, due 10/15/2019	1,524,513
490,000	Kinder Morgan Energy Partners L.P., 6.85%, due 2/15/2020	502,448
		2,026,961
Semiconductors & Semiconductor Equipment 1.8%
2,000,000	Broadcom, Inc., 3.13%, due 4/15/2021	2,012,937	(b)
Telecommunications 2.3%
2,535,000	AT&T, Inc., 2.80%, due 2/17/2021	2,550,642
Trucking & Leasing 1.0%
1,105,000	Avolon Holdings Funding Ltd., 3.63%, due 5/1/2022	1,120,028	(b)
	Total Corporate Bonds (Cost $58,781,986)	59,246,574
Asset-Backed Securities 16.0%
900,000	Ally Auto Receivables Trust, Ser. 2018-1, Class A3, 2.35%, due 6/15/2022	900,403
	American Express Credit Account Master Trust
2,190,000	Ser. 2018-1, Class A, 2.67%, due 10/17/2022	2,196,865
440,000	Ser. 2019-1, Class A, 2.87%, due 10/15/2024	449,668
	Bank of America Credit Card Trust
800,000	Ser. 2017-A1, Class A1, 1.95%, due 8/15/2022	798,361
2,000,000	Ser. 2018-A3, Class A3, 3.10%, due 12/15/2023	2,042,938
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/2021	4,198,253

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE
$1,400,000	Citibank Credit Card Issuance Trust, Ser. 2017-A3, Class A3, 1.92%, due 4/7/2022	$1,397,007
536,682	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, (1 month USD LIBOR + 0.22%), 2.62%, due 9/26/2033	534,911(a)
765,258	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/2021	762,948
620,000	GM Financial Automobile Leasing Trust, Ser. 2019-1, Class A2A, 2.91%, due 4/20/2021	622,269
560,000	Hyundai Auto Lease Securitization Trust, Ser. 2019-A, Class A2, 2.92%, due 7/15/2021	563,056	(b)
673,054	SLM Student Loan Trust, Ser. 2013-2, Class A, (1 month USD LIBOR + 0.45%), 2.85%, due 9/25/2043	666,472	(a)
900,000	Toyota Auto Receivables Owner Trust, Ser. 2018-A, Class A3, 2.35%, due 5/16/2022	901,609
	Verizon Owner Trust
117,046	Ser. 2016-1A, Class A, 1.42%, due 1/20/2021	116,947	(b)
1,800,000	Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	1,831,484
	Total Asset-Backed Securities (Cost $17,821,196)	17,983,191
NUMBER OF SHARES
Short-Term Investments 5.8%
Investment Companies 5.8%
6,571,987	State Street Institutional U.S. Government Money Market Fund Premier Class, 2.31%(d) (Cost $6,571,987)	6,571,987	(e)
	Total Investments 101.9% (Cost $114,188,009)	114,768,282
	Liabilities Less Other Assets (1.9)%	(2,172,533	)(f)
	Net Assets 100.0%	$112,595,749

(a)  Variable or floating rate security. The interest rate shown was the current rate as of June 30, 2019 and changes periodically.

(b)  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At June 30, 2019, these securities amounted to $18,670,159, which represents 16.6% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)  Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(d)  Represents 7-day effective yield as of June 30, 2019.

(e)  All or a portion of this security is segregated in connection with obligations for futures with a total value of $6,571,987.

(f)  Includes the impact of the Fund's open positions in derivatives at June 30, 2019.

See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At June 30, 2019, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2019	80	U.S. Treasury Note, 2 Year	$17,214,375	$87,500
Total Futures			$17,214,375	$87,500

At June 30, 2019, the Fund had $3,889 deposited in a segregated account to cover margin requirements on open futures.

For the six months ended June 30, 2019, the average notional value of futures for the Fund was $24,802,353 for long positions.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$2,855,787	$—	$2,855,787
Mortgage-Backed Securities(a)	—	28,110,743	—	28,110,743
Corporate Bonds(a)	—	59,246,574	—	59,246,574
Asset-Backed Securities	—	17,983,191	—	17,983,191
Short-Term Investments	—	6,571,987	—	6,571,987
Total Investments	$—	$114,768,282	$—	$114,768,282

(a)  The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2019:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$87,500	$—	$—	$87,500
Total	$87,500	$—	$—	$87,500

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
June 30, 2019
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$114,768,282
Cash collateral segregated for futures contracts (Note A)	3,889
Interest receivable	734,504
Receivable for accumulated variation margin on futures contracts (Note A)	87,500
Receivable for Fund shares sold	23,726
Prepaid expenses and other assets	4,744
Total Assets	115,622,645
Liabilities
Payable to investment manager—net (Note B)	23,198
Payable for securities purchased	2,863,676
Payable for Fund shares redeemed	29,182
Payable to administrator—net (Note B)	37,117
Payable to trustees	10,050
Accrued expenses and other payables	63,673
Total Liabilities	3,026,896
Net Assets	$112,595,749
Net Assets consist of:
Paid-in capital	$135,027,898
Total distributable earnings/(losses)	(22,432,149)
Net Assets	$112,595,749
Shares Outstanding ($.001 par value; unlimited shares authorized)	10,558,119
Net Asset Value, offering and redemption price per share	$10.66
*Cost of Investments:
(a) Unaffiliated Issuers	$114,188,009

See Notes to Financial Statements

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SHORT DURATION BOND PORTFOLIO
For the Six Months Ended June 30, 2019
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$1,426,133
Expenses:
Investment management fees (Note B)	140,737
Administration fees (Note B)	225,180
Audit fees	27,520
Custodian and accounting fees	39,393
Insurance expense	2,011
Legal fees	16,728
Shareholder reports	18,178
Trustees' fees and expenses	21,506
Interest expense	207
Miscellaneous	7,992
Total net expenses	499,452
Net investment income/(loss)	$926,681
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(342)
Expiration or closing of futures contracts	262,364
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,701,756
Futures contracts	(89,563)
Net gain/(loss) on investments	1,874,215
Net increase/(decrease) in net assets resulting from operations	$2,800,896

See Notes to Financial Statements

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SHORT DURATION BOND PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$926,681	$1,663,837
Net realized gain/(loss) on investments	262,022	(215,010)
Change in net unrealized appreciation/(depreciation) of investments	1,612,193	(276,627)
Net increase/(decrease) in net assets resulting from operations	2,800,896	1,172,200
Distributions to Shareholders From (Note A):
Distributable earnings	—	(1,914,454)
From Fund Share Transactions (Note D):
Proceeds from shares sold	6,695,882	10,414,007
Proceeds from reinvestment of dividends and distributions	—	1,914,454
Payments for shares redeemed	(14,500,142)	(25,632,207)
Net increase/(decrease) from Fund share transactions	(7,804,260)	(13,303,746)
Net Increase/(Decrease) in Net Assets	(5,003,364)	(14,046,000)
Net Assets:
Beginning of period	117,599,113	131,645,113
End of period	$112,595,749	$117,599,113

See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of six separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") currently offers only Class I shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2019 was $40,039.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2019, the Fund did not have any unrecognized tax positions.

At June 30, 2019, the cost for all long security positions for U.S. federal income tax purposes was $114,188,009. Gross unrealized appreciation of long security positions and derivative instruments (if any) was $622,671 and gross unrealized depreciation of long security positions and derivative instruments (if any) was $131,678 resulting in net unrealized appreciation of $490,993 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2018, the Fund recorded the following permanent reclassifications primarily related to the expiration of capital loss carryforwards:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(7,896,656)	$7,896,656

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

Distributions Paid From:
Ordinary Income		Total
2018	2017	2018	2017
$1,914,454	$1,965,876	$1,914,454	$1,965,876

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,168,153	$—	$(1,672,468)	$(25,728,730)	$—	$(25,233,045)

The temporary differences between book basis and tax basis distributable earnings are primarily due to: amortization of bond premium and mark-to-market adjustments on futures.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2018, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$23,413,290	$2,315,440

During the year ended December 31, 2018, the Fund had capital loss carryforwards expire of $7,896,656.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Dollar rolls: The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before this repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

10  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

11  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

12  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2019, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives, if any, at June 30, 2019. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Futures contracts: During the six months ended June 30, 2019, the Fund used U.S. Treasury futures to manage the duration of the Fund.

At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

At June 30, 2019, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Total
Futures	Receivable/Payable for accumulated variation margin on futures contracts	$87,500	$87,500
Total Value—Assets		$87,500	$87,500

The impact of the use of derivative instruments on the Statement of Operations during the six months ended June 30, 2019, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Total
Futures	Net realized gain/(loss) on: expiration or closing of futures contracts	$262,364	$262,364
Total Realized Gain/(Loss)		$262,364	$262,364

Change in Appreciation/(Depreciation)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Total
Futures	Change in net unrealized appreciation/(depreciation) in value of: futures contracts	$(89,563)	$(89,563)
Total Change in Appreciation/(Depreciation)		$(89,563)	$(89,563)

While the Fund may receive rights and warrants in connection with its investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

13  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2019, the Fund did not participate in securities lending.

14  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the six months ended June 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.40% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the Sub-Administration Agreement.

Management has contractually agreed to waive fees and/or reimburse the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes fees payable to Management, interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay Management for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2019, there was no repayment to Management under the Fund's contractual expense limitation.

At June 30, 2019, the Fund had no contingent liability to Management under its contractual expense limitation.

			Expenses Reimbursed in Year Ended December 31,
			2016	2017	2018	2019
			Subject to Repayment Until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2019	2020	2021	2022
Class I	1.00%	12/31/22	$—	$—	$—	$—

(a)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

Note C—Securities Transactions:

During the six months ended June 30, 2019, there were purchase and sale transactions of long-term securities (excluding futures) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$8,210,124	$25,073,407	$6,174,416	$33,916,000

During the six months ended June 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2019 and for the year ended December 31, 2018 was as follows:

	For the Six Months Ended June 30, 2019	For the Year Ended December 31, 2018
Shares Sold	636,783	997,021
Shares Issued on Reinvestment of Dividends and Distributions	—	185,509
Shares Redeemed	(1,382,227)	(2,458,654)
Total	(745,444)	(1,276,124)

Note E—Line of Credit:

At June 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2019. During the period ended June 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08, "Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"). ASU 2017-08 shortens the amortization period to the earliest call date for certain purchased callable debt securities held at a premium. The guidance went into effect for fiscal years starting after December 15, 2018. The cumulative effect impacted net investment income and realized and unrealized gains and losses but did not impact net assets or NAV per share. Management has evaluated the impact of applying this guidance and the cumulative effect did not have a material impact on the Fund.

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Short Duration Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$10.40		$10.46	$10.52		$10.52	$10.66	$10.78
Income From Investment Operations:
Net Investment Income/(Loss)@	0.09		0.14	0.11		0.07	0.02	0.07
Net Gains or Losses on Securities (both realized and unrealized)	0.17		(0.03)	(0.02)		0.06	0.00	0.00
Total From Investment Operations	0.26		0.11	0.09		0.13	0.02	0.07
Less Distributions From:
Net Investment Income	—		(0.17)	(0.15)		(0.13)	(0.16)	(0.19)
Voluntary Contribution from Management	—		—	—		—	—	0.00
Net Asset Value, End of Period	$10.66		$10.40	$10.46		$10.52	$10.52	$10.66
Total Return†	2.50	%*^	1.02%^	0.89	%‡^	1.22%^	0.18%^	0.61	%µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$112.6		$117.6	$131.6		$143.0	$160.0	$184.6
Ratio of Gross Expenses to Average Net Assets#	0.89	%**	0.87%	0.85%		0.88%	0.84%	0.82%
Ratio of Net Expenses to Average Net Assets	0.89	%**	0.87%	0.75	%ß	0.88%	0.84%	0.82%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.65	%**	1.34%	1.03	%ß	0.68%	0.19%	0.69%
Portfolio Turnover Rate	30	%*	60%	87%		79%	65%	58%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio (Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2019. The class action proceeds received in 2017 had no impact on the Fund's total return for the year ended December 31, 2017. Had the Fund not received class action proceeds in 2018, 2016, and 2015, total return based on per share NAV for the years ended December 31, 2018, December 31, 2016, and December 31, 2015, would have been:

	Year Ended December 31,
	2018	2016	2015
Class I	0.92%	0.64%	0.09%

µ  The voluntary contribution received in 2014 had no impact on the Fund's total return for the year ended December 31, 2014.

*  Not annualized.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period. Had the Fund not received the custodian expenses refund, the total return based on per share NAV for the year ended December 31, 2017 would have been 0.79%.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown.

**  Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/(Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.85%	0.92%

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q or N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

Neuberger Berman
Advisers Management Trust

Sustainable Equity Portfolio

I Class Shares

S Class Shares

Semi-Annual Report

June 30, 2019

B0738 08/19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

Sustainable Equity Portfolio Commentary

The Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Class I generated a total return of 13.79% for the six months ended June 30, 2019, trailing the 18.54% total return of its benchmark, the S&P 500® Index (the Index). (Performance for all share classes is provided in the table immediately following this letter.)

Equities rallied this period on optimism around periodic breaks in trade tensions and a favorable stance by the U.S. Federal Reserve Board (Fed). Volatility remained high, however, as tariff concerns resulted in lowered business confidence and heightened global economic uncertainty. Reacting both to the economic risks posed by tariff negotiations and subdued inflation, the Fed expressed a willingness to step in with economic stimulus if needed.

Despite volatility, market returns continued to be narrowly driven rather than broad-based, with Information Technology the biggest driver of Index returns this period. This sector has been insulated from concerns around geopolitical risks, trade disruptions and fears of a material economic slowdown that have impacted investor sentiment elsewhere.

While the growth momentum driven market backdrop continues to pose headwinds for valuation sensitive investors like us, we believe heightened volatility presents opportunities to add high quality businesses to the portfolio at attractive valuations.

Stock selection within Financials and Health Care benefited the Fund's performance relative to the Index the most, with Danaher and Progressive top individual contributors. Danaher announced it would acquire GE's health care assets, which we believe further positions the diversified life sciences company to capture strong organic growth and increase its portfolio of innovative products.

Progressive—the only Fortune 500 Company with both a female CEO and board chair—continued to deliver double-digit net premium growth. Market segmentation, underwriting practices, bundled offerings, and a direct distribution model remain competitive advantages for the insurer, in our view.

The Fund lagged the Index the most within Industrials and Consumer Staples, with Kroger and Cigna among key detractors for the period. Kroger, a tech-savvy grocery retailer, is an emerging leader in the transition towards online pickup and delivery. Weakness stemmed from fourth quarter earnings disappointments, but we continue to believe management is making smart investments for long-term success.

Cigna, a global health insurance company, came under pressure along with industry participants over the potential impact of drug rebate changes as well as health care reform discussions. We believe the company's business model can successfully adapt to either of these changes should they occur.

Given volatility, we were able to buy what we believe to be high quality companies from our wish list, including Vestas Wind Systems, Stanley Black & Decker, United Rentals and Microsoft and we sold Cimarex and eBay during this period.

Despite current healthy economic fundamentals, we anticipate a continued slow growth environment ahead. In our view, a tight labor market indicates reduced slack, and geopolitical concerns—particularly the Chinese economic slowdown, continued uncertainty created by Brexit, and potential disruptions to global trade resulting from the current U.S. administration's trade policies—could be sources of continued market volatility and constraints on global economic growth.

Given this outlook and our long-term investment time horizon, we continue to focus on owning best-in-class businesses positioned to benefit from secular growth trends (energy efficiency, health and wellness, accelerating innovation, etc.) that we believe should enable them to grow and increase market share within a slower growth backdrop.

We believe the fundamentals of the businesses we own can translate this top-line growth into stronger, advantaged bottom-line growth, supported by competitive advantages, attractive return on capital profiles, and demonstrated leadership in environmental, social and governance (ESG) practices. We also believe our portfolio holdings have the balance sheet strength and free cash flow generation that could enable them to weather global economic turmoil, should it occur.

1

We look forward to continuing to serve your investment needs.

Sincerely,

INGRID S. DYOTT AND SAJJAD S. LADIWALA
CO-PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

To read more on how we integrate sustainability issues into our investment process, including our new white paper on climate change, please visit www.nb.com/sustainableequity.

2

Sustainable Equity Portfolio

SECTOR ALLOCATION

(as a % of Total Investments*)
Communication Services	7.8%
Consumer Discretionary	11.1
Consumer Staples	5.8
Energy	4.2
Financials	15.4
Health Care	20.9
Industrials	13.5
Information Technology	14.0
Materials	4.5
Real Estate	1.5
Short-Term Investments	1.3
Total	100.0%

*  Derivatives, if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2019
	Date	06/30/2019	1 Year	5 Years	10 Years	Life of Fund
Class I	02/18/1999	13.79%	3.01%	7.91%	12.91%	7.20%
Class S2	05/01/2006	13.69%	2.78%	7.69%	12.71%	7.09%
S&P 500® Index[1,3]		18.54%	10.42%	10.71%	14.70%	6.41%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Investment Advisers LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2018 were 0.95% and 1.20% for Class I and Class S shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratio was 1.18% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2019, can be found in the Financial Highlights section of this report.

3

Endnotes

1  The date used to calculate Life of Fund performance for the index is February 18, 1999, the inception date of the oldest share class.

2  Performance shown prior to May 1, 2006 for Class S shares is that of Class I shares, which has lower expenses and correspondingly higher returns than Class S shares.

3  The S&P 500® Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market. Please note that the index described in this report does not take into account any fees, expenses or tax consequences of investing in the individual securities that it tracks, and that individuals cannot invest directly in any index. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2019 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SUSTAINABLE EQUITY PORTFOLIO

Actual	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During the Period 1/1/19 – 6/30/19		Expense Ratio
Class I	$1,000.00	$1,137.90	$4.98	(a)	0.94%
Class S	$1,000.00	$1,136.90	$6.20	(a)	1.17%
Hypothetical (5% annual return before expenses)
Class I	$1,000.00	$1,020.13	$4.71	(b)	0.94%
Class S	$1,000.00	$1,018.99	$5.86	(b)	1.17%

(a)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for each class, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) June 30, 2019

NUMBER OF SHARES		VALUE
Common Stocks 98.9%
Airlines 1.7%
156,648	Ryanair Holdings PLC ADR	$10,047,403	*
Auto Components 3.1%
221,420	Aptiv PLC	17,897,379
Banks 5.8%
161,702	JPMorgan Chase & Co.	18,078,283
292,942	U.S. Bancorp	15,350,161
		33,428,444
Capital Markets 3.7%
250,416	Intercontinental Exchange, Inc.	21,520,751
Chemicals 2.4%
29,519	Sherwin-Williams Co.	13,528,263
Consumer Finance 2.3%
108,310	American Express Co.	13,369,786
Electrical Equipment 1.0%
67,879	Vestas Wind Systems A/S	5,863,271
Energy Equipment & Services 1.5%
213,005	Schlumberger Ltd.	8,464,819
Equity Real Estate Investment Trusts 1.5%
335,280	Weyerhaeuser Co.	8,831,275
Food & Staples Retailing 2.5%
670,574	Kroger Co.	14,558,162
Health Care Equipment & Supplies 10.6%
84,312	Becton, Dickinson & Co.	21,247,467
154,857	Danaher Corp.	22,132,163
179,219	Medtronic PLC	17,454,138
		60,833,768
Health Care Providers & Services 7.7%
212,636	AmerisourceBergen Corp.	18,129,345
104,919	Cigna Corp.	16,529,989
245,049	Premier, Inc. Class A	9,583,866	*
		44,243,200
Hotels, Restaurants & Leisure 2.5%
599,280	Compass Group PLC	14,361,112
NUMBER OF SHARES		VALUE
Industrial Conglomerates 1.6%
52,026	3M Co.	$9,018,187
Insurance 3.6%
258,219	Progressive Corp.	20,639,445
Interactive Media & Services 3.0%
15,903	Alphabet, Inc. Class A	17,219,768	*
IT Services 4.6%
196,232	Cognizant Technology Solutions Corp. Class A	12,439,147
52,625	MasterCard, Inc. Class A	13,920,891
		26,360,038
Machinery 3.8%
150,461	Stanley Black & Decker, Inc.	21,758,165
Media 4.9%
661,750	Comcast Corp. Class A	27,978,790
Oil, Gas & Consumable Fuels 2.7%
407,751	EQT Corp.	6,446,543
408,953	Noble Energy, Inc.	9,160,547
		15,607,090
Personal Products 3.3%
312,239	Unilever NV	18,959,152
Pharmaceuticals 2.6%
54,146	Roche Holding AG	15,233,762
Professional Services 1.8%
104,796	ManpowerGroup, Inc.	10,123,294
Semiconductors & Semiconductor Equipment 4.1%
204,344	Texas Instruments, Inc.	23,450,517
Software 5.3%
46,840	Intuit, Inc.	12,240,697
136,895	Microsoft Corp.	18,338,454
		30,579,151
Specialty Chemicals 2.1%
260,651	Novozymes A/S B Shares	12,154,700
Specialty Retail 3.8%
140,968	Advance Auto Parts, Inc.	21,728,808

See Notes to Financial Statements

6

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE
Textiles, Apparel & Luxury Goods 1.8%
260,275	Gildan Activewear, Inc.	$10,067,437
Trading Companies & Distributors 3.6%
69,337	United Rentals, Inc.	9,196,167	*
43,227	W.W. Grainger, Inc.	11,594,778
		20,790,945
	Total Common Stocks (Cost $444,397,843)	568,616,882
Short-Term Investments 1.3%
PRINCIPAL AMOUNT
Certificates of Deposit 0.0%(a)
$100,000	Self Help Credit Union, 0.25%, due 7/29/2019	100,000
100,000	Self Help Federal Credit Union, 0.25%, due 9/22/2019	100,000
		200,000
NUMBER OF SHARES
Investment Companies 1.3%
7,355,065	State Street Institutional Treasury Money Market Fund Premier Class, 2.17%(b)	7,355,065
	Total Short-Term Investments (Cost $7,555,065)	7,555,065
	Total Investments 100.2% (Cost $451,952,908)	576,171,947
	Liabilities Less Other Assets (0.2)%	(1,244,719)
	Net Assets 100.0%	$574,927,228

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets of the Fund.

(b)  Represents 7-day effective yield as of June 30, 2019.

See Notes to Financial Statements

7

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$568,616,882	$—	$—	$568,616,882
Short-Term Investments	—	7,555,065	—	7,555,065
Total Investments	$568,616,882	$7,555,065	$—	$576,171,947

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

8

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

SUSTAINABLE EQUITY PORTFOLIO
June 30, 2019
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$576,171,947
Foreign currency(b)	10
Dividends and interest receivable	668,314
Receivable for Fund shares sold	21,304
Prepaid expenses and other assets	27,246
Total Assets	576,888,821
Liabilities
Payable to investment manager—net (Note B)	248,885
Payable for securities purchased	1,182,170
Payable for Fund shares redeemed	231,936
Payable to administrator—net (Note B)	164,469
Payable to trustees	8,696
Accrued expenses and other payables	125,437
Total Liabilities	1,961,593
Net Assets	$574,927,228
Net Assets consist of:
Paid-in capital	$400,435,098
Total distributable earnings/(losses)	174,492,130
Net Assets	$574,927,228
Net Assets
Class I	$458,480,235
Class S	116,446,993
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,747,007
Class S	4,494,098
Net Asset Value, offering and redemption price per share
Class I	$25.83
Class S	25.91
*Cost of Investments:
(a) Unaffiliated Issuers	$451,952,908
(b) Total cost of foreign currency	$10

See Notes to Financial Statements

9

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

SUSTAINABLE EQUITY PORTFOLIO
For the Six Months Ended June 30, 2019
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$4,768,080
Interest and other income—unaffiliated issuers	110,837
Foreign taxes withheld	(135,401)
Total income	$4,743,516
Expenses:
Investment management fees (Note B)	1,299,083
Administration fees (Note B):
Class I	594,064
Class S	132,245
Distribution fees (Note B):
Class S	110,205
Audit fees	22,965
Custodian and accounting fees	44,498
Insurance expense	7,117
Legal fees	82,800
Shareholder reports	40,377
Trustees' fees and expenses	20,342
Interest expense	23
Miscellaneous	21,573
Total expenses	2,375,292
Expenses reimbursed by Management (Note B)	(4,805)
Total net expenses	2,370,487
Net investment income/(loss)	$2,373,029
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	14,226,716
Settlement of foreign currency transactions	70
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	38,021,192
Foreign currency translations	3,444
Net gain/(loss) on investments	52,251,422
Net increase/(decrease) in net assets resulting from operations	$54,624,451

See Notes to Financial Statements

10

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	SUSTAINABLE EQUITY PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,373,029	$2,253,151
Net realized gain/(loss) on investments	14,226,786	31,779,438
Change in net unrealized appreciation/(depreciation) of investments	38,024,636	(57,486,060)
Net increase/(decrease) in net assets resulting from operations	54,624,451	(23,453,471)
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	—	(22,066,494)
Class S	—	(4,403,246)
Total distributions to shareholders	—	(26,469,740)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	42,349,930	8,513,562
Class S	46,089,703	5,816,916
Proceeds from reinvestment of dividends and distributions:
Class I	—	22,066,494
Class S	—	4,403,246
Proceeds from shares issued in connection with tax-free reorganizations (Note F):
Class I	51,104,256	—
Class S	125,163	—
Payments for shares redeemed:
Class I	(19,714,598)	(29,595,142)
Class S	(8,266,607)	(17,992,156)
Net increase/(decrease) from Fund share transactions	111,687,847	(6,787,080)
Net Increase/(Decrease) in Net Assets	166,312,298	(56,710,291)
Net Assets:
Beginning of period	408,614,930	465,325,221
End of period	$574,927,228	$408,614,930

See Notes to Financial Statements

11

Notes to Financial Statements Sustainable Equity Portfolio
(Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of six separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") currently offers Class I and Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance that rounds to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded

12

primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund's share price is calculated, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are

13

recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended June 30, 2019 was $363.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2019, the Fund did not have any unrecognized tax positions.

At June 30, 2019, the cost for all long security positions for U.S. federal income tax purposes was $453,469,132. Gross unrealized appreciation of long security positions and derivative instruments (if any) was $149,117,915 and gross unrealized depreciation of long security positions and derivative instruments (if any) was $26,415,100 resulting in net unrealized appreciation of $122,702,815 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2018, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2018	2017	2018	2017	2018	2017
$4,303,645	$3,218,402	$22,166,095	$15,363,468	$26,469,740	$18,581,870

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,239,903	$31,790,109	$83,165,731	$—	$—	$117,195,743

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The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and recognized on wash sales and tax adjustments related to non-taxable distributions from corporate stock.

6  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. At June 30, 2019, the Fund estimated these amounts for the period January 1, 2019 to June 30, 2019 within the financial statements because the 2019 information is not available from the REITs until after the Fund's fiscal year-end. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. For the year ended December 31, 2018, the character of distributions, if any, paid to shareholders disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often re-characterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted on the books of the Fund to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to Fund shareholders on IRS Form 1099-DIV.

7  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to

15

invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

11  Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender's fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial cash collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day's market value of the loaned securities (105% in the case of international securities). Thereafter, the value of the cash collateral is monitored on a daily basis, and cash collateral is moved daily between a counterparty and the Fund until the close of the transaction. The Fund may only receive collateral in the form of cash (U.S. dollars). Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.

As of June 30, 2019, the Fund did not participate in securities lending.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

13  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the first $250 million of the Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the six months ended June 30, 2019, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. Each class pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains State Street as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the Sub-Administration Agreement.

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Management has contractually agreed to waive fees and/or reimburse the Fund's Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2019, there was no repayment to Management under the Fund's contractual expense limitations.

At June 30, 2019, the Fund's contingent liabilities to Management under its contractual expense limitations were as follows:

			Expenses Reimbursed in Year Ended December 31,
			2016	2017	2018	2019
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2019	2020	2021	2022
Class I	1.30%	12/31/22	$—	$—	$—	$—
Class S	1.17%	12/31/22	54,583	15,076	20,826	4,805

(a)  Expense limitation per annum of the respective class's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund's Class I shares.

The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2019, there were purchase and sale transactions of long-term securities of $54,765,646 and $54,759,873, respectively.

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During the six months ended June 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2019 and for the year ended December 31, 2018 was as follows:

For the Six Months Ended June 30, 2019

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Issued in Connection With Tax-Free Reorganization (see Note F)	Shares Redeemed	Total
Class I	1,639,579	—	1,956,524	(785,756)	2,810,347
Class S	1,763,671	—	4,775	(326,424)	1,442,022

For the Year Ended December 31, 2018

	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	335,290	891,936	(1,116,631)	110,595
Class S	221,485	177,122	(681,518)	(282,911)

Note E—Line of Credit:

At June 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2019. During the period ended June 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Reorganizations:

At a meeting held on December 13, 2018, the Board of the Trust approved two separate tax-free reorganizations of Neuberger Berman Advisers Management Trust Guardian Portfolio ("Guardian Portfolio") and Neuberger Berman Advisers Management Trust Large Cap Value Portfolio ("Large Cap Value Portfolio") (each, a "Merging Portfolio") into the Fund (the "Surviving Portfolio," and together with the Merging Portfolios, the "Portfolios"). All Portfolios are series of the Trust. After the close of business on April 30, 2019, the Surviving Portfolio acquired all of the net assets of the Merging Portfolios in a tax-free exchange of shares pursuant to the Plan of Reorganization and Dissolution approved by the Board. Accordingly, shareholders of each Merging Portfolio became shareholders of the Surviving Portfolio.

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Guardian Portfolio	Shares Prior to Reorganization	Shares Issued by the Surviving Portfolio	Net Assets Prior to Reorganization
Class I	743,986	308,792	$8,065,623
Class S	11,758	4,775	125,163
Large Cap Value Portfolio	Shares Prior to Reorganization	Shares Issued by the Surviving Portfolio	Net Assets Prior to Reorganization
Class I	3,418,695	1,647,732	$43,038,633

The appreciation of Guardian Portfolio and Large Cap Value Portfolio were $2,282,095 and $389,841, respectively, as of the date of the reorganization. The combined net assets of the Surviving Portfolio immediately after the reorganization were $594,631,684.

Assuming the reorganization had been completed on January 1, 2019, the beginning of the reporting period of the Surviving Portfolio, the Surviving Portfolio's pro forma results of operations for the period ended June 30, 2019, were as follows:

Net Investment Income (Loss)	$3,039,016
Net Realized and Unrealized Gains/Losses on Investments and Foreign Currency Transactions	68,782,245
Net Increase/Decrease in Net Assets resulting from Operations	$71,821,261

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Merging Portfolios that have been included in the Surviving Portfolio's Statement of Operations as of June 30, 2019.

Note G—Recent Accounting Pronouncement:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the disclosure requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note H—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

Sustainable Equity Portfolio

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class I
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$22.70		$25.61	$22.57		$21.46	$23.88	$21.72
Income From Investment Operations:
Net Investment Income/(Loss)@	0.13		0.14	0.12		0.13	0.16	0.15
Net Gains or Losses on Securities (both realized and unrealized)	3.00		(1.48)	3.99		1.94	(0.28)	2.10
Total From Investment Operations	3.13		(1.34)	4.11		2.07	(0.12)	2.25
Less Distributions From:
Net Investment Income	—		(0.13)	(0.13)		(0.16)	(0.14)	(0.09)
Net Realized Capital Gains	—		(1.44)	(0.94)		(0.80)	(2.16)	—
Total Distributions	—		(1.57)	(1.07)		(0.96)	(2.30)	(0.09)
Voluntary Contribution from Management	—		—	—		—	—	0.00
Net Asset Value, End of Period	$25.83		$22.70	$25.61		$22.57	$21.46	$23.88
Total Return†	13.79	%*^	(5.73)%^	18.43	%^‡	9.86%	(0.46)%^	10.38	%µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$458.5		$339.0	$379.6		$329.1	$307.6	$301.3
Ratio of Gross Expenses to Average Net Assets#	0.94	%**	0.95%	0.94%		1.00%	0.98%	0.98%
Ratio of Net Expenses to Average Net Assets	0.94	%**	0.95%	0.93	%ß	1.00%	0.98%	0.98%
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.03	%**	0.53%	0.50	%ß	0.59%	0.70%	0.68%
Portfolio Turnover Rate	12	%*ñ	13%	18%		31%	24%	37%

See Notes to Financial Highlights

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Financial Highlights (cont'd)

Class S
	Six Months Ended June 30,		Year Ended December 31,
	2019		2018	2017		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$22.79		$25.69	$22.66		$21.54	$23.93	$21.76
Income From Investment Operations:
Net Investment Income/(Loss)@	0.10		0.08	0.06		0.09	0.12	0.12
Net Gains or Losses on Securities (both realized and unrealized)	3.02		(1.48)	3.99		1.94	(0.27)	2.08
Total From Investment Operations	3.12		(1.40)	4.05		2.03	(0.15)	2.20
Less Distributions From:
Net Investment Income	—		(0.06)	(0.08)		(0.11)	(0.08)	(0.03)
Net Realized Capital Gains	—		(1.44)	(0.94)		(0.80)	(2.16)	—
Total Distributions	—		(1.50)	(1.02)		(0.91)	(2.24)	(0.03)
Voluntary Contribution from Management	—		—	—		—	—	0.00
Net Asset Value, End of Period	$25.91		$22.79	$25.69		$22.66	$21.54	$23.93
Total Return†	13.69	%*^	(5.94)%^	18.11	%^‡	9.64%	(0.59)%^	10.11	%µ
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$116.4		$69.6	$85.7		$78.2	$74.9	$81.1
Ratio of Gross Expenses to Average Net Assets#	1.18	%**	1.20%	1.19%		1.25%	1.23%	1.23%
Ratio of Net Expenses to Average Net Assets	1.17	%**	1.17%	1.17	%ß	1.17%	1.17%	1.17%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.77	%**	0.31%	0.25	%ß	0.42%	0.52%	0.52%
Portfolio Turnover Rate	12	%*ñ	13%	18%		31%	24%	37%

See Notes to Financial Highlights

21

Notes to Financial Highlights Sustainable Equity Portfolio
(Unaudited)

@  Calculated based on the average number of shares outstanding during each fiscal period.

†  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

^  The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total return for the six months ended June 30, 2019. The class action proceeds received in 2018, 2017 and 2015 had no impact on the Fund's total return for the years ended December 31, 2018, 2017 and 2015, respectively.

µ  The voluntary contribution received in 2014 had no impact on the Fund's total return for the year ended December 31, 2014.

*  Not annualized.

‡  In May 2016, the Fund's custodian, State Street, announced that it had identified inconsistencies in the way in which the Fund was invoiced for categories of expenses, particularly those deemed "out-of-pocket" costs, from 1998 through November 2015, and refunded to the Fund certain expenses, plus interest, determined to be payable to the Fund for the period. These amounts had no impact on the Fund's total return for the year ended December 31, 2017.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee and/or if the Fund had not received refunds, plus interest, from State Street noted in ‡ above for custodian out-of-pocket expenses previously paid during the year ended December 31, 2017. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

**  Annualized.

ß  The custodian expenses refund noted in ‡ above is non-recurring and is included in these ratios. Had the Fund not received the refund, the annualized ratio of net expenses to average net assets and the annualized ratio of net investment income/(loss) to average net assets would have been:

	Ratio of Net Expenses to Average Net Assets Year Ended December 31, 2017	Ratio of Net Investment Income/ (Loss) to Average Net Assets Year Ended December 31, 2017
Class I	0.94%	0.48%
Class S	1.17%	0.25%

ñ  After the close of business on April 30, 2019, the Fund acquired all of the net assets of Neuberger Berman Advisers Management Trust Guardian Portfolio ("Guardian") and Neuberger Berman Advisers Management Trust Large Cap Value Portfolio ("Large Cap Value") in a tax-free exchange of shares pursuant to a Plan of Reorganization and Dissolution approved by the Board. Portfolio turnover excludes purchases and sales of securities by Guardian and Large Cap Value (Merging Portfolios) prior to the merger date.

22

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Neuberger Berman's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q or N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

23

Neuberger Berman
Advisers Management Trust

U.S. Equity Index PutWrite Strategy Portfolio

S Class Shares

Semi-Annual Report

June 30, 2019

S0117 08/19

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, you may no longer receive paper copies of the Fund's annual and semi-annual shareholder reports by mail from the insurance company that issued your variable annuity and variable life insurance contract or from the financial intermediary that administers your qualified pension or retirement plan, unless you specifically request paper copies of the reports from your insurance company or financial intermediary. Instead, the reports will be made available on the Fund's website www.nb.com/AMTliterature, and may also be available on a website from the insurance company or financial intermediary that offers your contract or administers your retirement plan, and such insurance company or financial intermediary will notify you by mail each time a report is posted and provide you with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or financial intermediary electronically by following the instructions provided by the insurance company or financial intermediary. If offered by your insurance company or financial intermediary, you may elect to receive all future reports in paper and free of charge from the insurance company or financial intermediary. You can contact your insurance company or financial intermediary if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds available under your contract or retirement plan.

U.S. Equity Index PutWrite Strategy Portfolio Commentary

The Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio Class S generated a total return of 8.49% for the six month period ended June 30, 2019, outperforming its primary benchmark, a blend of 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index (collectively, the Index), which posted a total return of 7.56% for the same period.

With uncertainty increasing, markets began 2019 with a CBOE Volatility Index (VIX) level more than double that of the beginning of 2018. By the end of the period, the VIX level retreated 10.3 points from 25.4 at the start of the year to 15.1, averaging 15.9 for the period. Meanwhile, realized volatility on the S&P 500® Index was 12.7 for the period, leading to a positive average implied volatility premium of 3.2 year-to-date. Similarly, the CBOE Russell 2000 Volatility Index (RVX) declined 10.5 points from 28.5 at the start of the year to 18.1, averaging 19.0 for the period. Realized volatility on the Russell 2000® Index was 17.0 for the period, leading to a positive average implied volatility premium of 2.0 year-to-date.

Both S&P® 500 and Russell 2000® Index exposures were positive absolute contributors to the Fund over the period. The Fund's S&P 500 Index exposure was the greatest contributor, approximately matching the return of the CBOE S&P 500 PutWrite Index (PUT) and outperforming the CBOE S&P 500 One-Week PutWrite Index (WPUT). The Fund's Russell 2000 Index exposure underperformed the CBOE Russell 2000 PutWrite Index (PUTR) over the same time period, but was a positive contributor to the Fund's overall performance. In addition, the Fund's collateral holdings continue to be a positive contributor.

Both index exposures and collateral were positive absolute contributors, thus there were no detractors to the Fund for the six month period ended June 30, 2019.

The Fund's average option notional exposure over the six month period remained consistent with strategic targets of 85% S&P 500 Index and 15% Russell 2000 Index. However, to note, as of February 28, 2019, the Fund's benchmark was adjusted to include the CBOE One-Week Indices to create a fairer representation of the Fund's investment universe. For the four month period from the benchmark change through June 30, the Fund's Class S had a total return of 2.86%, outperforming the Index, which returned 2.01% during the same period. For the full six month fiscal period, the Fund's Class S returned 8.49% versus a 8.50% total return for the prior benchmark.

Despite the large drawdowns in December 2018 and May 2019, the S&P 500 Index rebounded quickly and continues to trend towards new all-time highs. The S&P 500 Index and the Russell 2000 Index returned 18.54% and 16.98%, respectively, during the six month period ended June 30, 2019. Short-term U.S. Treasury yields (2-Year) declined approximately 73 basis points (0.73%) for the period. The Fund's collateral holdings have reached more attractive monthly income levels, in our view, and offer volatility dampening diversification. We believe there will be greater economic uncertainty in the coming quarters and anticipate equity market volatility levels will remain at levels more consistent with their longer term levels. Combined with the income potential of the Fund's collateral portfolio, we believe the relative attractiveness of the Fund's investment strategy continues to grow.

Sincerely,

DEREK DEVENS AND RORY EWING
PORTFOLIO MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change without notice.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

1

U.S. Equity Index PutWrite Strategy Portfolio

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Corporate Bonds	0.0%
Rights	0.0
U.S. Government Agency Securities	56.6
U.S. Treasury Obligations	37.6
Put Options Written	(0.8)
Short-Term Investments	5.7
Other Assets Less Liabilities	0.9
Total	100.0%

PERFORMANCE HIGHLIGHTS1

	Inception	Six Month Period Ended	Average Annual Total Return Ended 06/30/2019
	Date	06/30/2019	1 Year	5 Years	Life of Fund
Class S*	05/01/2014	8.49%	2.48%	0.11%	0.34%
42.5% CBOE S&P 500® One-Week PutWrite Index/ 42.5% CBOE S&P 500® PutWrite Index/7.5% CBOE Russell 2000® One-Week PutWrite Index/ 7.5% CBOE Russell 2000® PutWrite Index** [2,3]		7.56%	–2.00%	3.11%	3.48%
85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index# 2,3		8.50%	–0.33%	5.30%	5.50%
85% S&P 500® Index/ 15% Russell 2000® Index[2,3]		18.33%	8.29%	10.21%	10.85%

*  Prior to May 1, 2017, the Fund had different investment goals, fees and expenses, principal investment strategies and portfolio managers. Please also see Endnote 1.

**  On February 28, 2019, the Fund began comparing its performance to the 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5%CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index rather than the 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index because Neuberger Berman Investment Advisers LLC ("Management") believes 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a fairer representation of the Fund's investment universe.

#  Prior to February 28, 2019, the Fund compared its performance to the Blended Benchmark composed of 85% CBOE S&P 500 PutWrite Index/15% CBOE Russell 2000 PutWrite Index.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit http://www.nb.com/amtportfolios/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The results do not reflect fees and expenses of the variable annuity and variable life insurance policies or the qualified pension and retirement plans whose proceeds are invested in the Fund.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Management had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2018 was 2.60% for Class S shares (before expense reimbursements and/or fee waivers, if any). The total annual operating expense ratio for fiscal year 2018 was 1.06% for Class S shares after expense reimbursements and/or fee waivers. The expense ratios for the semi-annual period ended June 30, 2019, can be found in the Financial Highlights section of this report.

2

Endnotes

1   The Fund was relatively small prior to December 31, 2014, which could have impacted Fund performance. The same techniques used to produce returns in a small fund may not work to produce similar returns in a larger fund. Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its investment goal, fees and expenses, principal investment strategies, risks and portfolio manager(s). Prior to that date, the Fund had a higher management fee, different expenses, a different goal and principal investment strategies, which included a multi-manager strategy, and different risks. Its performance prior to that date might have been different if the current fees and expenses, goal, and principal investment strategies had been in effect.

2   The date used to calculate Life of Fund performance for the index is May 1, 2014, the Fund's commencement of operations.

3   The 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index is a blended index composed of 42.5% CBOE S&P 500 One-Week PutWrite Index/42.5% CBOE S&P 500 PutWrite Index/7.5% CBOE Russell 2000 One-Week PutWrite Index/7.5% CBOE Russell 2000 PutWrite Index, and is rebalanced monthly. The CBOE S&P 500® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an at-the-money (ATM) S&P 500 Index (SPX) put option on a weekly basis. The maturity of the written SPX put option is one week to expiry. The written SPX put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday. The CBOE S&P 500 PutWrite Index is designed to represent a proposed hypothetical short put strategy. PUT is an award-winning benchmark index that measures the performance of a hypothetical portfolio that sells SPX put options against collateralized cash reserves held in a money market account. The PUT strategy is designed to sell a sequence of one-month, ATM SPX puts and invest cash at one- and three-month Treasury Bill rates. The CBOE Russell 2000® One-Week PutWrite Index is designed to track the performance of a hypothetical strategy that sells an ATM Russell 2000 Index put option on a weekly basis. The maturity of the written Russell 2000 put option is one week to expiry. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The index rolls on a weekly basis, typically every Friday. The CBOE Russell 2000 PutWrite Index is designed to represent a proposed hypothetical short put strategy that sells a monthly ATM Russell 2000 Index put option. The written Russell 2000 put option is collateralized by a money market account invested in one-month Treasury bills. The 85% CBOE S&P 500 PutWrite Index / 15% CBOE Russell 2000 PutWrite Index is a blended index composed of 85% CBOE S&P 500 PutWrite Index (as described above) and 15% CBOE Russell 2000 PutWrite Index (as described above), and is rebalanced monthly. The 85% S&P 500® Index / 15% Russell 2000® Index is a blended index composed of 85% S&P 500 Index and 15% Russell 2000 Index, and is rebalanced monthly. The S&P 500 Index is a float-adjusted market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portfolio of the total value of the market. The Russell 2000 Index is a float-adjusted market capitalization-weighted index that measures the performance of the small-cap segment of the U.S. equity market. It includes approximately 2,000 of the smallest securities in the Russell 3000® Index (which measures the performance of the 3,000 largest U.S. public companies based on total market capitalization). The index is rebalanced annually in June.

Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Investment Advisers LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and generally does not invest in all securities included in a described index.

The investments for the Fund are managed by the same portfolio manager(s) who manage one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be

3

Endnotes (cont'd)

aware that the Fund is likely to differ from those other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

Shares of the separate Neuberger Berman Advisers Management Trust Portfolios, including the Fund, are not available to the general public. Shares of the Fund may be purchased only by life insurance companies to be held in their separate accounts, which fund variable annuity and variable life insurance policies, and by qualified pension and retirement plans.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC , an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.

© 2019 Neuberger Berman BD LLC, distributor. All rights reserved.

4

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs such as fees and expenses that are, or may be, imposed under your variable contract or qualified pension plan; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2019 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period indicated. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund versus other funds. To do so, Compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as fees and expenses that are, or may be imposed under your variable contract or qualified pension plan. Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Example (Unaudited)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO

Actual	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Expenses Paid During the Period 1/1/2019 – 6/30/2019
Class S	$1,000.00	$1,084.90	$5.43	(a)
Hypothetical (5% annual return before expenses)
Class S	$1,000.00	$1,019.59	$5.26	(b)

(a)  Expenses are equal to the annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

(b)  Hypothetical expenses are equal to the annualized expense ratios for 1.05%, multiplied by the average account value over the period (assuming a 5% annual return), multiplied by 181/365 (to reflect the one-half year period shown).

5

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) June 30, 2019

PRINCIPAL AMOUNT		VALUE
U.S. Government Agency Securities 56.6%
$3,000,000	Federal Agricultural Mortgage Corp., 1.64%, 4/17/2020	$2,991,045
1,000,000	FFCB, 1.18%, 10/18/2019	996,712
500,000	2.23%, 4/5/2021(a)	503,734
3,000,000	FHLB, 1.00%, 9/26/2019	2,991,312
5,200,000	FHLMC, 1.50%, 1/17/2020	5,182,074
5,500,000	FNMA, 2.75%, 6/22/2021	5,597,596
	Total U.S. Government Agency Securities (Cost $18,262,268)	18,262,473
U.S. Treasury Obligations 37.6%
	U.S. Treasury Notes,
2,900,000	1.38%, 12/15/2019(b)	2,890,938
2,000,000	1.63%, 3/15/2020(b)	1,994,141
2,900,000	1.63%, 6/30/2020(b)	2,890,371
1,800,000	1.88%, 12/15/2020(b)	1,800,563
2,500,000	2.38%, 3/15/2021	2,523,730
	Total U.S. Treasury Obligations (Cost $12,059,775)	12,099,743
NO. OF RIGHTS
Rights 0.0%(c)
Biotechnology 0.0%(c)
225	Tobira Therapeutics, Inc., CVR*(d)(e)(f)	13
NO. OF RIGHTS		VALUE
Media 0.0%
2,550	Media General, Inc., CVR*(d)(e)(f)	$—
	Total Rights (Cost $7,172)	13
PRINCIPAL AMOUNT
Corporate Bonds 0.0%
Software 0.0%
$18,000	Midstates Petroleum Co., Inc. Escrow, 10.00%, 6/1/2020(d)(e)(f)(g) (Cost $—)	—
SHARES
Short-Term Investments 5.7%
Investment Companies 5.7%
1,846,562	Invesco Government & Agency Portfolio, Institutional Class, 2.29%(a)(h)	1,846,562
87	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 2.11%(a)(h)	87
	Total Investment Companies (Cost $1,846,649)	1,846,649
	Total Investments 99.9% (Cost $32,175,864)	32,208,878
	Other Assets Less Liabilities 0.1%(i)	18,292
	Net Assets 100.0%	$32,227,170

*  Non-income producing security.

(a)  All or a portion of this security is segregated in connection with obligations for options written with a total value of $1,613,933.

(b)  All or a portion of this security is pledged with the custodian for options written.

(c)  Represents less than 0.05% of net assets of the Fund.

(d)  Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $13, which represents 0.0% of net assets of the Fund.

(e)  Illiquid security.

(f)  Value determined using significant unobservable inputs.

(g)  Defaulted security.

(h)  Represents 7-day effective yield as of June 30, 2019.

(i)  Includes the impact of the Fund's open positions in derivatives at June 30, 2019.

See Notes to Financial Statements

6

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Abbreviations

CVR  Contingent Value Rights

FFCB  Federal Farm Credit Bank

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corp.

FNMA  Federal National Mortgage Association

Derivative Instruments

Written option contracts ("options written")

At June 30, 2019, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
Russell 2000 Index	1	$(156,657)	$1,490	7/5/2019	$(113)
Russell 2000 Index	3	(469,972)	1,515	7/5/2019	(825)
Russell 2000 Index	1	(156,657)	1,545	7/5/2019	(765)
Russell 2000 Index	1	(156,657)	1,550	7/5/2019	(895)
Russell 2000 Index	2	(313,314)	1,555	7/5/2019	(2,090)
Russell 2000 Index	2	(313,314)	1,515	7/12/2019	(1,210)
Russell 2000 Index	2	(313,314)	1,520	7/12/2019	(1,370)
Russell 2000 Index	1	(156,657)	1,535	7/12/2019	(975)
Russell 2000 Index	1	(156,657)	1,535	7/19/2019	(1,260)
Russell 2000 Index	4	(626,629)	1,550	7/19/2019	(6,680)
Russell 2000 Index	3	(469,972)	1,555	7/19/2019	(5,475)
Russell 2000 Index	1	(156,657)	1,525	7/26/2019	(1,370)
Russell 2000 Index	1	(156,657)	1,535	7/26/2019	(1,610)
Russell 2000 Index	6	(939,943)	1,565	7/26/2019	(15,480)
Russell 2000 Index	1	(156,657)	1,565	8/2/2019	(2,940)
S&P 500 Index	2	(588,352)	2,830	7/5/2019	(630)
S&P 500 Index	12	(3,530,112)	2,880	7/5/2019	(9,240)
S&P 500 Index	1	(294,176)	2,905	7/5/2019	(1,245)
S&P 500 Index	2	(588,352)	2,910	7/5/2019	(2,730)
S&P 500 Index	3	(882,528)	2,925	7/5/2019	(4,335)
S&P 500 Index	3	(882,528)	2,940	7/5/2019	(5,775)
S&P 500 Index	9	(2,647,584)	2,880	7/12/2019	(12,600)
S&P 500 Index	7	(2,059,232)	2,885	7/12/2019	(10,430)
S&P 500 Index	7	(2,059,232)	2,890	7/12/2019	(11,130)
S&P 500 Index	1	(294,176)	2,880	7/19/2019	(1,835)
S&P 500 Index	2	(588,352)	2,890	7/19/2019	(4,080)
S&P 500 Index	1	(294,176)	2,915	7/19/2019	(2,680)
S&P 500 Index	6	(1,765,056)	2,920	7/19/2019	(16,980)
S&P 500 Index	6	(1,765,056)	2,935	7/19/2019	(20,070)
S&P 500 Index	7	(2,059,232)	2,950	7/19/2019	(27,755)
S&P 500 Index	7	(2,059,232)	2,925	7/26/2019	(25,060)

See Notes to Financial Statements

7

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	11	$(3,235,936)	$2,935	7/26/2019	$(37,950)
S&P 500 Index	5	(1,470,880)	2,950	7/26/2019	(22,650)
S&P 500 Index	2	(588,352)	2,935	8/2/2019	(8,070)
Total options written (premium received $467,929)					$(268,303)

For the six months ended June 30, 2019, the Fund had an average market value of $(272,056) in options written. At June 30, 2019, the Fund had securities pledged in the amount of $9,576,013 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's investments as of June 30, 2019:

Asset Valuation Inputs	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Government Agency Securities	$—	$18,262,473	$—	$18,262,473
U.S. Treasury Obligations	—	12,099,743	—	12,099,743
Rights(a)	—	—	13	13
Corporate Bonds(a)	—	—	—	—
Short-Term Investments	—	1,846,649	—	1,846,649
Total Investments	$—	$32,208,865	$13	$32,208,878

(a)  The Schedule of Investments provides information on the industry categorization for the portfolio.

*  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance as of 1/1/2019	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2019	Net change in unrealized appreciation/ (depreciation) from investments still held as of 6/30/2019
Investments in Securities:
Rights(a)
Biotechnology	$13	$—	$—	$—	$—	$—	$—	$13	$—
Media	—	—	—	—	—	—	—	—	—
Corporate Bonds(a)
Software	—	—	—	—	—	—	—	—	—
Total	$13	$—	$—	$—	$—	$—	$—	$13	$—

(a)  As of the six months ended June 30, 2019, these investments were fair valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating a valuation is not presented.

See Notes to Financial Statements

8

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio^ (Unaudited) (cont'd)

The following is a summary, categorized by level (see Note A of Notes to Financial Statements), of inputs used to value the Fund's derivatives as of June 30, 2019:

Other Financial Instruments

	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(268,303)	$—	$—	$(268,303)

^  A balance indicated with a "—", either reflects a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

9

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
June 30, 2019
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$32,208,878
Cash	60,817
Dividends and interest receivable	121,889
Receivable for securities sold	85,555
Receivable for Fund shares sold	83,121
Receivable from Management—net (Note B)	15
Prepaid expenses and other assets	974
Total Assets	32,561,249
Liabilities
Options contracts written, at value(b) (Note A)	268,303
Payable to investment manager (Note B)	11,476
Payable for securities purchased	2,937
Payable for Fund shares redeemed	2,829
Payable to trustees	10,456
Accrued expenses and other payables	38,078
Total Liabilities	334,079
Net Assets	$32,227,170
Net Assets consist of:
Paid-in capital	$31,562,745
Total distributable earnings/(losses)	664,425
Net Assets	$32,227,170
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,318,096
Net Asset Value, offering and redemption price per share
Class S	$9.71
*Cost of Investments:
(a) Unaffiliated issuers	$32,175,864
(b) Premium received from option contracts written	$467,929

See Notes to Financial Statements

10

Statement of Operations (Unaudited)

Neuberger Berman Advisers Management Trust

U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
For the Six Months Ended June 30, 2019
Investment Income:
Income (Note A):
Interest income—unaffiliated issuers	$240,904
Total income	$240,904
Expenses:
Investment management fees (Note B)	53,234
Administration fees (Note B)	35,489
Distribution fees (Note B)	29,574
Audit fees	21,720
Custodian and accounting fees	40,168
Insurance expense	183
Legal fees	992
Shareholder reports	7,439
Trustees' fees and expenses	22,315
Total expenses	211,114
Expenses reimbursed by Management (Note B)	(86,856)
Total net expenses	124,258
Net investment income/(loss)	$116,646
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Expiration or closing of option contracts written	1,282,622
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	162,725
Foreign currency transactions	(6)
Option contracts written	44,500
Net gain/(loss) on investments	1,489,841
Net increase/(decrease) in net assets resulting from operations	$1,606,487

See Notes to Financial Statements

11

Statements of Changes in Net Assets

Neuberger Berman Advisers Management Trust

	U.S. EQUITY INDEX PUTWRITE STRATEGY PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$116,646	$52,561
Net realized gain/(loss) on investments	1,282,622	(997,812)
Change in net unrealized appreciation/(depreciation) of investments	207,219	155,652
Net increase/(decrease) in net assets resulting from operations	1,606,487	(789,599)
Distributions to shareholders from (Note A):
Distributable earnings	—	(325,613)
Total distributions to shareholders	—	(325,613)
From Fund Share Transactions (Note D):
Proceeds from shares sold	20,107,653	8,121,437
Proceeds from reinvestment of dividends and distributions	—	325,613
Payments for shares redeemed	(1,530,592)	(7,455,985)
Net increase/(decrease) from Fund share transactions	18,577,061	991,065
Net Increase/(Decrease) in Net Assets	20,183,548	(124,147)
Net Assets:
Beginning of period	12,043,622	12,167,769
End of period	$32,227,170	$12,043,622

See Notes to Financial Statements

12

Notes to Financial Statements U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is currently comprised of eight separate operating series (each individually a "Fund," and collectively the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust U.S. Equity Index PutWrite Strategy Portfolio (the "Fund") currently offers only Class S shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", either reflects a zero balance or a balance rounding to less than 1.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Neuberger Berman Investment Advisers LLC ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.

2  Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3—unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in exchange traded options written and rights for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs).

13

Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value ("NAV") per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

3  Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

14

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of June 30, 2019, the Fund did not have any unrecognized tax positions.

At June 30, 2019, the cost of long security positions for U.S. federal income tax purposes was $32,175,864. Gross unrealized appreciation of long security positions and derivative instruments (if any) was $262,008 and gross unrealized depreciation of long security positions and derivative instruments (if any) was $29,368, resulting in net unrealized appreciation of $232,640 based on cost for U.S. federal income tax purposes.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV, or NAV per share of the Fund. For the year ended December 31, 2018, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.

The tax character of distributions paid during the years ended December 31, 2018 and December 31, 2017 was as follows:

Distributions Paid From:
Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
$26,332	$—	$—	$—	$299,281	$—	$—	$—	$325,613	$—

As of December 31, 2018, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$50,423	$—	$(129,696)	$(857,870)	$(4,919)	$(942,062)

15

The temporary differences between book basis and tax basis distributable earnings are primarily due to: capital loss carryover, mark-to-market adjustments on options contracts, and unamortized organization expenses.

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, if any, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2018, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Long-Term	Short-Term
$520,368	$337,502

6  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

7  Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments.

Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.

8  Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.

9  Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

10  Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, the exemptive order from the Securities and Exchange Commission ("SEC") that permits the Fund to invest in both affiliated and unaffiliated investment companies, including ETFs, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, subject to the terms and conditions of such order, or the ETF's exemptive order. Some ETFs seek to track the performance of a particular market index. These indices include both broad-based market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions or industries. However, some ETFs have an actively-managed investment objective. ETF shares are traded like traditional equity securities on a national securities exchange or NASDAQ. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will increase expenses and decrease returns.

16

11  Derivative instruments: The Fund's use of derivatives during the six months ended June 30, 2019, is described below. Please see the Schedule of Investments for the Fund's open positions in derivatives, if any, at June 30, 2019. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Options: During the six months ended June 30, 2019, the Fund used options written to manage or adjust the risk profile of the Fund or the risk of individual index exposures and to gain exposure more efficiently than through a direct purchase of the underlying security or to gain exposure to securities, markets, sectors or geographical areas. Options written were also used to generate incremental returns.

Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.

Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund's Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.

When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a covered call or put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

The Fund (as the seller of a put option) receives premiums from the purchaser of the option in exchange for providing the purchaser with the right to sell the underlying instrument to the Fund at a specific price (i.e., the exercise price or strike price). If the market price of the instrument underlying the option exceeds the strike price, it is anticipated that the option would go unexercised and the Fund would earn the full premium upon the option's expiration or a portion of the premium upon the option's early termination. If the market price of the instrument underlying the option drops below the strike price, it is anticipated that the option would be exercised and the Fund would pay the option buyer the difference between the market value of the underlying instrument and the strike price.

At June 30, 2019, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Equity Risk
Options written	Option contracts written, at value	$(268,303)

17

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended June 30, 2019, was as follows:

Realized Gain/(Loss)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Net realized gain/(loss) on: Expiration or closing of option contracts written	$1,282,622

Change in Appreciation /
(Depreciation)

Derivative Type	Statement of Operations Location	Equity Risk
Options written	Change in net unrealized appreciation/(depreciation) in value of: Option contracts written	$44,500

While the Fund may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.

12  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.450% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.30% of its average daily net assets under this agreement. Additionally, Management retains JPMorgan Chase Bank, NA ("JPM") as its sub-administrator under a Sub-Administration Agreement. Management pays JPM a fee for all services received under the Sub-Administration Agreement.

Management has contractually agreed to waive fees and/or reimburse the Fund for its total annual operating expenses so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, taxes, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay Management for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays Management, whichever is

18

lower. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended June 30, 2019, there was no repayment to Management under the Fund's contractual expense limitation.

At June 30, 2019, the Fund's contingent liabilities to Management under its contractual expense limitation were as follows:

			Expenses Reimbursed in Year Ending, December 31,
			2016	2017	2018	2019
			Subject to Repayment Until December 31,
	Contractual Expense Limitation(1)	Expiration	2019	2020	2021	2022
Class S	1.05%	12/31/22	$508,177	$286,458	$176,764	$86,856

(1)  Expense limitation per annum of the Fund's average daily net assets.

Neuberger Berman BD LLC (the "Distributor") is the Fund's "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund's Class S shares. The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S's average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide respecting the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

Note C—Securities Transactions:

During the six months ended June 30, 2019, there were purchase and sale transactions of long-term securities (excluding option contracts) as follows:

Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
$13,243,216	$87	$1,600,000	$134

During the six months ended June 30, 2019, no brokerage commissions on securities transactions were paid to affiliated brokers.

19

Note D—Fund Share Transactions:

Share activity for the six months ended June 30, 2019 and for the year ended December 31, 2018 was as follows:

	For the Six Months Ended June 30, 2019				For the Year Ended December 31, 2018
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class S	2,133,742	—	(161,199)	1,972,543	839,784	34,566	(758,082)	116,268

Note E—Line of Credit:

At June 30, 2019, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by Management also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a Eurodollar rate for a one-month period plus 1.00% per annum, and (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several mutual funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding under the Credit Facility at June 30, 2019. During the period ended June 30, 2019, the Fund did not utilize the Credit Facility.

Note F—Recent Accounting Pronouncement:

In August 2018, FASB issued Accounting Standards Update No. 2018-13, "Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement") ("ASU 2018-13"). ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

Note G—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

20

Financial Highlights

U.S. Equity Index PutWrite Strategy Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or ($0.01) per share are presented as $0.00 or ($0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.

Class S
	Six Months Ended June 30,		Year Ended December 31,				Period from May 1, 2014^ to December 31,
	2019		2018	2017	2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$8.95		$9.90	$9.28	$9.39	$10.01	$10.00
Income From Investment Operations:
Net Investment Income/(Loss)‡	0.05		0.04	(0.02)	(0.12)	(0.13)	(0.08)
Net Gains or Losses on Securities (both realized and unrealized)	0.71		(0.70)	0.64	0.06	(0.38)	0.09
Total From Investment Operations	0.76		(0.66)	0.62	(0.06)	(0.51)	0.01
Less Distributions from:
Net Realized Capital Gains	—		(0.29)	—	(0.05)	(0.11)	—
Total Distributions	—		(0.29)	—	(0.05)	(0.11)	—
Net Asset Value, End of Period	$9.71		$8.95	$9.90	$9.28	$9.39	$10.01
Total Return††	8.49	%**	(6.78)%	6.68%	(0.65)%	(5.15)%	0.10	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$32.2		$12.0	$12.2	$14.5	$13.2	$8.5
Ratio of Gross Expenses to Average Net Assets#	1.78	%*	2.59%	3.68%	6.83%	7.20%	9.43	%*@
Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expenses relating to short sales)#	—		—	3.50%	5.99%	6.38%	8.88	%*@
Ratio of Net Expenses to Average Net Assets	1.05	%*	1.05%	1.72%	3.24%	3.22%	3.25	%*@
Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expenses relating to short sales)	—		—	1.54%	2.40%	2.40%	2.69	%*@
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.99	%*	0.46%	(0.24)%	(1.33)%	(1.30)%	(1.21	)%*@
Portfolio Turnover Rate (including securities sold short)	—		—	368%	547%	490%	264	%**
Portfolio Turnover Rate (excluding securities sold short)	10	%**	23%	342%	546%	517%	213	%**

See Notes to Financial Highlights

21

Notes to Financial Highlights U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

‡  Calculated based on the average number of shares outstanding during each fiscal period.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

@  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

*  Annualized.

**  Not annualized.

^  The date investment operations commenced.

22

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2019). The Trust's Forms N-Q and N-PORT are available on the SEC's website at www.sec.gov. The portfolio holdings information on Form N-Q or Form N-PORT is available upon request, without charge, by calling 800-877-9700 (toll free).

23

Item 2. Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Municipal Fund Inc.’s Form N-CSR, Investment Company Act file number 811-21168 (filed January 7, 2019). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.
The complete schedule of investments for each series is disclosed in the Registrant's applicable semi-annual reports, which are included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Exhibits.

(a)	(1)	Not applicable for the period covered by this Form N-CSR.

(a)	(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)	(3)	Not applicable to the Registrant.

(a)	(4)	Not applicable to the Registrant.

(b)		The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: August 23, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: August 23, 2019